As filed with the Securities and Exchange Commission on May 25, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

CHARLES M. WEBER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Principal
Amount			Value
LONG-TERM INVESTMENTS- 95.9%
Asset Backed Securities - 5.9%
120,657		Amresco Residential Securities Mortgage Loan Trust,
		Series 1998-1, Class A6, 6.51%, 08/25/2027	$121,062
427,252		Banc One Home Equity Trust,
		Series 1999-2, Class A7, 7.18%, 06/25/2029	428,582
1,150,000		Bayview Financial Acquisition Trust,
		Series 2005-B, Class 1A2, 4.70%, 04/28/2039	1,134,055
958,281		Chase Funding Mortgage Loan,
		Series 2004-1, Class 1A3, 2.98%, 04/25/2026	949,084
865,500		Chemical Master Credit Card Trust I,
		Series 1996-3, Class A, 7.09%, 02/15/2009	869,189
		CitiFinancial Mortgage Securities, Inc.:
583,670		Series 2003-3, Class AF2, 3.08%, 08/25/2033	580,166
25,000		Series 2004-1, Class AF2, 2.65%, 04/25/2034	24,205
170,913		Contimortgage Home Equity Trust:
		Series 1999-1, Class A7, 6.47%, 12/25/2013	169,974
2,200,000		Countrywide Asset-Backed Certificates:
		Series 2005-12, Class 1A2, 4.85%, 02/25/2036	2,172,921
1,500,000		Credit Based Asset Servicing and Securities:
		Series 2005-CB1, Class AF4, 4.62%, 01/25/2035	1,484,698
50,000		Daimler Chrysler Master Owner Trust,
		Series 2004-A, Class A, 2.84%, 01/15/2009	50,010
		Delta Funding Home Equity Loan Trust:
236,087		Series 1997-2, Class A6, 7.04%, 06/25/2027	240,809
147,578		Series 1999-1, Class A6F, 6.34%, 12/15/2028	147,258
165,113		Series 1999-2, Class A7F, 7.03%, 08/15/2030	164,688
73,721		Equivantage Home Equity Loan Trust,
		Series 1996-3, Class A3, 7.70%, 09/25/2027	73,454
		Green Tree Financial Corporation:
665,212		Series 1998-4, Class A5, 6.18%, 04/01/2030	644,196
407,171		Series 1999-3, Class A5, 6.16%, 02/01/2031	407,910
98,860		IMC Home Equity Loan Trust,
		Series 1998-1, Class A6, 6.52%, 06/20/2029	99,191
749,303		IMPAC Secured Asset Corporation,
		Series 2004-2, Class A3, 5.00%, 08/25/2034	743,941
2,550,000		MBNA Credit Card Master Note Trust,
		Series 2003-A3, Class A3, 2.93%, 08/15/2010	2,555,511
1,177,154		New Century Home Equity Loan Trust,
		Series 2003-5, Class AI3, 3.56%, 11/25/2033	1,170,124
309,785		Oakwood Mortgage Investors, Inc.,
		Series 1999-B, Class A3, 6.45%, 11/15/2017	271,093
357,928		Renaissance Home Equity Loan Trust,
		Series 2004-3, Class AF2, 3.57%, 11/25/2034	355,840
		Residential Asset Mortgage Products, Inc.:
75,120		Series 2003-KS7, Class AI3, 3.37%, 11/25/2028	75,120
27,864		Series 2003-RS6, Class AI3, 3.08%, 12/25/2028	27,756
25,000		Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	24,637
7,827		Salomon Brothers Mortgage Securities VII,
		Series 1997-LB6, Class A6, 6.82%, 12/25/2027	7,806
			14,993,280
Financial - 18.0%
		Allfirst Financial, Inc. Subordinated Notes:
1,325,000		7.20%, 07/01/2007	$1,352,760
500,000		6.88%, 06/01/2009	520,390
550,000		American General Finance Corporation Notes,
		4.00%, 03/15/2011	512,888
589,000		American General Finance Corporation Senior Notes,
		8.45%, 10/15/2009	640,951
25,000		American General Finance,
		4.63%, 09/01/2010	24,080
630,000		AmSouth Bancorporation Subordinated Debentures,
		6.75%, 11/01/2025	668,783
691,000		AmSouth Bank NA Subordinated Notes,
		6.45%, 02/01/2018	702,250
500,000		AMVESCAP PLC Notes,
		5.38%, 02/27/2013 f	482,449
725,000		Banco Santander Chile SA,
		7.00%, 07/18/2007 f	736,659
235,000		Bank of America Corporation Subordinated Notes,
		10.20%, 07/15/2015	308,706
350,000		Bank of Oklahoma Subordinated Notes,
		7.13%, 08/15/2007	358,075
		Bank One Corporation Subordinated Notes,
180,000		6.00%, 02/17/2009	182,914
983,000		10.00%, 08/15/2010	1,142,313
470,000		BankAmerica Institutional
		Series A, 8.07%, 12/31/2026 (Acquired 01/04/2006; Cost $500,456) *	496,244
480,000		Bankers Trust Corporation Subordinated Notes,
		7.38%, 05/01/2008	499,208
25,000		Bayerische Landesbank,
		5.65%, 02/01/2009	25,307
33,000		Bear Stearns & Co. Inc. Notes,
		7.80%, 08/15/2007	34,075
300,000		CIT Group Company of Canada,
		5.20%, 06/01/2015	286,213
825,000		CIT Group, Inc. Senior Notes,
		3.38%, 04/01/2009	779,671
200,000		CIT Group, Inc. Bonds,
		5.40%, 01/30/2016	193,255
1,336,000		Comerica Incorporated Subordinated Notes,
		7.25%, 08/01/2007	1,367,009
800,000		Compass Bank Subordinated Notes,
		8.10%, 08/15/2009	870,036
260,000		Corestates Capital Trust I,
		8.00%, 12/15/2026 (Acquired 11/29/2005; Cost $276,398) *	273,407
		Countrywide Home Loans, Inc.:
1,000,000		5.50%, 02/01/2007	1,000,842
25,000		4.13%, 09/15/2009	23,896
650,000		4.00%, 03/22/2011	603,884
		Credit Suisse First Boston USA, Inc. Notes:
900,000		6.13%, 11/15/2011	924,481
25,000		5.50%, 08/15/2013	24,780
475,000		Dime Capital Trust,
		9.33%, 05/06/2027	513,472
462,728		First National Bank of Chicago Pass Thru Certificates,
		8.08%, 01/05/2018	519,486
1,100,000		First National Bank of Omaha Subordinated Notes,
		7.32%, 12/01/2010	1,128,080
775,000		FMR Corporation Notes,
		4.75%, 03/01/2013 (Acquired 02/26/2003; Cost $776,809) *	$743,726
725,000		General Electric Capital Corporation Notes,
		6.00%, 06/15/2012	744,570
1,000,000		Genworth Financial Inc. Notes,
		5.75%, 06/15/2014	1,005,688
950,000		Glencore Funding LLC,
		6.00%, 04/15/2014 (Acquired 03/31/2004 & 02/02/2005; Cost $794,280 & $146,738 respectively) *	904,397
500,000		The Goldman Sachs Group, Inc. Bonds,
		5.15%, 01/15/2014	482,067
		The Goldman Sachs Group, Inc. Notes,
200,000		6.60%, 01/15/2012	209,679
25,000		4.75%, 07/15/2013	23,618
830,000		Health Care Service Corporation Notes,
		7.75%, 06/15/2011 (Acquired 06/20/2001 and 01/26/2005; Cost $497,765 and $373,250 respectively) *	905,780
400,000		Highmark, Inc. Notes,
		6.80%, 08/15/2013 (Acquired 08/14/2003; Cost $399,088) *	416,726
1,200,000		Household Finance Corporation Senior Unsubordinated Notes,
		6.40%, 06/17/2008	1,226,276
25,000		HSBC Finance Corporation Notes,
		5.00%, 06/30/2015	23,596
300,000		International Lease Finance Corporation Notes,
		5.70%, 07/03/2006	300,263
500,000		J.P. Morgan Chase & Company Subordinated Notes,
		6.63%, 03/15/2012	525,601
		Lehman Brothers Holdings, Inc. Notes,
700,000		8.50%, 05/01/2007	721,729
746,000		8.50%, 08/01/2015	888,577
350,000		Lion Connecticut Holding,
		7.13%, 08/15/2006	352,444
600,000		Marsh & McLennan Companies, Inc.,
		5.38%, 07/15/2014	575,000
600,000		MBNA Corporation Notes,
		6.13%, 03/01/2013	619,906
400,000		Mellon Capital II, Series B,
		8.00%, 01/15/2027	422,038
750,000		Merrill Lynch & Co., Inc. Senior Unsubordinated Notes,
		5.00%, 02/03/2014	719,266
125,000		Met Life Global Funding Senior Notes,
		4.50%, 05/05/2010 (Acquired 08/04/2005; Cost $123,925)	120,545
1,000,000		Morgan Stanley Dean Witter Debentures,
		10.00%, 06/15/2008	1,097,653
25,000		Morgan Stanley Subordinated Notes,
		4.75%, 04/01/2014	23,325
300,000		Morgan Stanley Unsubordinated Notes,
		6.75%, 04/15/2011	315,795
1,230,000		National Australia Bank Ltd. Subordinated Notes,
		Series A, 8.60%, 05/19/2010	1,368,091
534,000		National City Bank of Kentucky Subordinated Notes,
		6.30%, 02/15/2011	553,195
500,000		Nationwide Life Global Fund Notes,
		5.35%, 02/15/2007 (Acquired 02/08/2002; Cost $499,520) *	500,082
800,000		Phoenix Companies,
		6.68%, 02/16/2008	802,100
894,000		PNC Funding Corporation,
		7.50%, 11/01/2009	954,459
25,000		Protective Life Corporation Senior Notes,
		4.30%, 06/01/2013 (Acquird 02/28/2006; Cost $23,617)*	23,282
1,200,000		Rabobank Nederland Senior Notes,
		2.70%, 03/15/2007 (Acquired 02/03/2004; Cost $1,199,760) * f	1,167,668
700,000		Residential Capital Corporation,
		6.38%, 06/30/2010	705,194
805,000		SAFECO Corporation,
		6.88%, 07/15/2007	813,120
546,000		SAFECO Corporation Senior Notes,
		7.25%, 09/01/2012	$592,122
		Santander Central Hispano Insurances: f
325,000		7.00%, 04/01/2006	325,000
150,000		7.63%, 09/14/2010	162,524
500,000		6.38%, 02/15/2011	516,626
		SLM Corporation Notes:
1,516,000		4.50%, 07/26/2010	1,446,916
25,000		5.38%, 05/15/2014	24,390
1,160,000		Transamerica Finance Corporation Debentures,
		0.00%, 03/01/2010 ^	922,694
875,000		UFJ Bank Ltd/New York, Subordinated Notes,
		7.40%, 06/15/2011	943,138
350,000		UFJ Finance Aruba AEC,
		6.75%, 07/15/2013 f	370,900
		Union Planters Corporation Subordinated Notes:
300,000		7.75%, 03/01/2011	328,521
870,000		6.50%, 03/15/2018 (Acquired 05/08/2002, 09/22/2005, 02/12/2003 and 05/08/2003; Cost $200,363,	887,004
		$234,877, $73,378 and $400,227 respectively)*
500,000		Washington Mutual Bank Subordinated Notes,
		6.88%, 06/15/2011	529,712
500,000		Washington Mutual Capital I,
		8.38%, 06/01/2027	532,914
		Westdeutsche Landesbank Subordinated Notes:
25,000		6.05%, 01/15/2009	25,444
887,000		4.80%, 07/15/2015	840,787
			45,900,712
Industrial - 14.9%
450,000		Alcan, Inc. Notes,
		5.00%, 06/01/2015 f	424,365
910,000		Anthem, Inc.,
		6.80%, 08/01/2012	966,828
225,000		Auburn Hills Trust Debentures,
		12.38%, 05/01/2020	326,920
300,000		Bellsouth Corporation,
		4.75%, 11/15/2012	284,117
600,000		British Telecom PLC Notes,
		8.38%, 12/15/2010 f	669,236
		Bunge Ltd. Finance Corporation Notes:
800,000		5.35%, 04/15/2014	767,626
585,000		5.10%, 07/15/2015	546,590
375,000		Caesars Entertainment Senior Notes,
		7.50%, 09/01/2009	394,881
1,000,000		Clear Channel Communications Senior Notes,
		5.50%, 12/15/2016	892,289
125,000		Comcast Cable Communication Holdings,
		8.38%, 03/15/2013	140,581
		Continental Airlines, Inc. Pass Thru Certificates:
4,749		7.42%, 10/01/2008	4,563
61,583		6.54%, 09/15/2009	58,000
1,180,000		Cooper Cameron Corporation Senior Notes,
		2.65%, 04/15/2007	1,141,072
700,000		Cooper Industries, Inc., Notes,
		5.25%, 07/01/2007	697,010
1,281,000		COX Communications Inc.,
		7.13%, 10/01/2012	1,343,850
324,000		Delta Air Lines, Inc. Pass Thru Certificates,
		9.50%, 11/18/2008 (Acquired 11/24/2004; Cost $324,000) * @ ^	315,090
1,025,000		Deutsche Telekom International Finance BV,
		8.50%, 06/15/2010	$1,116,261
300,000		Dollar General Corporation,
		8.63%, 06/15/2010	322,500
500,000		Fiserv, Inc. Notes,
		4.00%, 04/15/2008	482,891
623,000		Ford Capital BV Debentures,
		9.50%, 06/01/2010	560,700
300,000		Ford Motor Company Debentures,
		9.22%, 09/15/2021	240,000
500,000		General Electric Company Notes,
		5.00%, 02/01/2013	486,350
		General Motors Acceptance Corporation Notes:
1,025,000		7.75%, 01/19/2010	999,386
200,000		6.75%, 12/01/2014	180,041
550,000		General Motors Nova Scotia Finance Company,
		6.85%, 10/15/2008 f	463,375
		Halliburton Company Notes:
475,000		5.63%, 12/01/2008	478,623
625,000		5.50%, 10/15/2010	626,475
650,000		Hanson Australia Funding,
		5.25%, 03/15/2013 f	623,614
975,000		Hutchison Whampoa International Limited,
		6.25%, 01/24/2014 (Acquired 11/19/2003 and 02/08/2005; Cost $749,228 and $243,019 respectively) * f	989,177
1,000,000		Ingersoll-Rand Company Debentures,
		6.39%, 11/15/2027 f	1,102,696
105,000		International Paper Company Notes:
		7.63%, 01/15/2007	106,251
1,075,000		Johnson Controls Inc. Senior Notes,
		5.50%, 01/15/2016	1,042,519
675,000		Laboratory Corporation of America Holdings,
		5.50%, 02/01/2013	656,326
500,000		Limited Brands, Inc.,
		5.25%, 11/01/2014	465,608
710,000		Marathon Oil Corporation Debentures,
		9.13%, 01/15/2013	844,872
500,000		Marathon Oil Corporation Notes,
		5.38%, 06/01/2007	500,259
350,000		Marathon Oil Corporation,
		6.00%, 07/01/2012	357,985
1,000,000		Nextel Communications Senior Notes,
		6.88%, 10/31/2013	1,031,774
		Northwest Airlines, Inc.:
497,999		7.25%, 07/02/2014 @ ^	64,740
226,063		6.26%, 05/20/2023	223,911
700,000		PCCW Capital II Ltd.,
		6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $696,731) * f	693,754
600,000		Pearson Dollar Finance PLC,
		5.70%, 06/01/2014 (Acquired 09/28/2005; Cost $618,130) * f	584,627
1,155,000		Plum Creek Timberlands,
		5.88%, 11/15/2015	1,132,117
		Qwest Capital Funding, Inc.,
350,000		7.00%, 08/03/2009	$355,250
100,000		7.25%, 02/15/2011	101,375
1,000,000		Reed Elsevier Capital Notes,
		4.63%, 06/15/2012	935,189
500,000		SBC Communications, Inc. Notes,
		5.63%, 06/15/2016	486,473
25,000		Schering-Plough Corporation Senior Notes,
		5.30%, 12/01/2013	24,734
650,000		Sealed Air Corporation Senior Notes,
		5.38%, 04/15/2008 (Acquired 04/09/2003; Cost $646,490) *	645,966
224,954		Southwest Airlines Company Pass Thru Certificates,
		7.67%, 01/02/2014	230,312
25,000		Sprint Capital Corporation,
		7.63%, 01/30/2011	27,037
		TCI Communications, Inc. Debentures:
325,000		7.88%, 08/01/2013	356,741
300,000		8.75%, 08/01/2015	351,028
1,360,000		Telecom Italia Capital,
		4.95%, 09/30/2014 f	1,251,471
200,000		Tele-Communications, Inc. Debentures,
		9.80%, 02/01/2012	235,684
380,000		Telus Corporation Notes,
		7.50%, 06/01/2007 f	388,587
863,000		Time Warner Companies Inc. Debentures,
		9.13%, 01/15/2013	999,175
275,000		Tribune Company,
		5.25%, 08/15/2015	257,747
		Tyco International Group S.A.: f
425,000		6.38%, 10/15/2011	436,298
650,000		6.00%, 11/15/2013	652,953
208,758		Union Pacific Corporation Pass Thru Certificates:
		8.66%, 07/02/2011	218,957
		United AirLines, Inc. Pass Thru Certificates:
245,275		7.76%, 10/01/2005 @ ^	180,258
942,920		6.20%, 09/01/2008	933,491
300,000		10.02%, 03/22/2014 @ ^	133,500
1,025,000		Viacom, Inc.,
		7.70%, 07/30/2010	1,096,333
25,000		Wal-Mart Stores Notes,
		4.13%, 02/15/2011	23,669
		Waste Management, Inc.
1,175,000		6.88%, 05/15/2009	1,221,726
25,000		5.00%, 03/15/2014	23,816
160,000		Weyerhaeuser Company Notes,
		5.95%, 11/01/2008	161,472
500,000		Willamette Industries, Inc. Notes,
		6.60%, 06/05/2012	517,376
325,000		Yosemite Securities Trust I,
		8.25%, 11/15/2004 (Acquired 04/26/2001; Cost $325,000) *, @, ^	198,250
			37,794,718
Utilities - 7.5%
300,000		Baltimore Gas & Electric Company Notes,
		5.25%, 12/15/2006	299,680
650,000		Cilcorp Inc. Senior Notes,
		8.70%, 10/15/2009	707,725
1,000,000		Dominion Resources Inc.,
		Series C, 5.15%, 07/15/2015	939,285
1,400,000		Duke Capital LLC Notes,
		5.69%, 08/15/2014	1,383,337
300,000		Edison Mission Energy Senior Notes,
		9.88%, 04/15/2011	$339,000
600,000		Energy Transfer Partners,
		5.65%, 08/01/2012 (Acquired 08/10/2005 and 07/26/2005; Cost $99,249 and $499,485) *	589,850
300,000		Exelon Corporation Senior Notes,
		6.75%, 05/01/2011	313,207
1,500,000		Kinder Morgan Finance
		5.70%, 01/05/2016	1,461,379
452,611		Kiowa Power Partners LLC,
		4.81%, 12/30/2013 (Acquired 11/19/2004; Cost $452,611) *	437,784
300,000		Korea Electric Power Corporation:
		6.75%, 08/01/2027 f	320,003
		MidAmerican Energy Holdings Company Senior Notes,
800,000		4.63%, 10/01/2007	790,050
1,500,000		7.52%, 09/15/2008	1,569,573
25,000		National Rural Utilities,
		4.38%, 10/01/2010	23,975
325,000		National Rural Utilities Cooperative Finance Collateral Trust,
		3.88%, 02/15/2008	316,844
925,000		National Rural Utilities Cooperative Finance Corporation Notes,
		5.75%, 08/28/2009	935,001
500,000		New York Telephone Company Debentures,
		8.63%, 11/15/2010	546,134
25,000		Nisource Finance Corporation,
		7.88%, 11/15/2010	27,118
1,050,000		ONEOK, Inc. Senior Notes,
		7.13%, 04/15/2011	1,112,898
825,000		Pacific Gas and Electric Company 1st Mortgage,
		4.80%, 03/01/2014	780,136
388,000		PPL Energy Supply, LLC Senior Notes,
		6.40%, 11/01/2011	400,865
900,000		Progress Energy, Inc. Senior Notes,
		6.85%, 04/15/2012	949,718
175,000		PSE&G Energy Holdings LLC Senior Notes,
		8.50%, 06/15/2011	188,563
		PSE&G Power LLC:
275,000		7.75%, 04/15/2011	298,764
425,000		5.00%, 04/01/2014	401,632
841,866		RGS (I&M) Funding Corporation Debentures,
		9.82%, 12/07/2022	1,041,910
500,000		System Energy Resources 1st Mortgage,
		4.88%, 10/01/2007	494,115
350,000		Tristate Gen & Trans Assn,
		6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $350,000)	348,499
		Vectren Utility Holdings:
900,000		6.63%, 12/01/2011	935,892
425,000		5.25%, 08/01/2013	406,248
600,000		The Williams Companies, Inc. Notes,
		8.13%, 03/15/2012	644,250
			19,003,435
Mortgage Backed Securities - 15.8%
		Bank of America Alternative Loan Trust:
481,255		Series 2003-11, Class 4A1, 4.75%, 01/25/2019	461,404
2,033,696		Series 2004-2, Class 5A1, 5.50%, 03/25/2019	2,001,030
1,845,109		Series 2004-11, Class 4A1, 5.50%, 12/25/2019	1,824,929
1,254,071		Bank of America Funding Corporation
		Series 2003-3, Class 1A41, 5.50%, 10/25/2033	1,210,452
		Citicorp Mortgage Securities, Inc.:
1,666,636		Series 2004-4, Class A5, 5.50%, 10/25/2014	1,643,621
1,664,797		Series 2004-5, Class 1A25, 5.50%, 06/25/2034	1,616,428
		Countrywide Alternative Loan Trust:
720,186		Series 2005-5R, Class A2, 4.75%, 12/25/2018	704,830
2,106,233		Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	2,061,629
100,000		Series 2004-18CB, 5.13%, 09/25/2034	99,299
2,000,000		Countrywide Home Loans, Inc.:
		Series 2003-18, Class A3, 5.25%, 07/25/2033	$1,953,178
37,809		Deutsche Mortgage Securities, Inc.,
		Series 2004-1, Class 3A3, 3.69%, 09/25/2033	37,678
73,306		Federal Gold Loan Mortgage (FGLMC) Pass Thru Certificate,
		6.00%, 07/01/2028	73,548
		Federal Home Loan Mortgage Corporation (FHLMC):
1,936,316		Series 3033, Class LU, 5.50%, 03/15/2013	1,937,658
1,350,000		Series 2592, Class PD, 5.00%, 07/15/2014	1,337,768
1,488,217		Series 2695, Class UA, 5.50%, 09/15/2014	1,483,097
830,410		Series R001, Class AE, 4.38%, 04/15/2015	807,897
2,282,455		Series R003, Class VA, 5.50%, 08/15/2016	2,268,781
31,679		Series 1094, Class K, 7.00%, 06/15/2021	31,634
17,445		Series 1101, Class M, 6.95%, 07/15/2021	17,422
166,150		Series 1136, Class H, 6.00%, 09/15/2021	165,801
70,742		Series 1280, Class B, 6.00%, 04/15/2022	70,593
73,674		Series 1395, Class G, 6.00%, 10/15/2022	73,601
295,028		Series 2531, Class N, 4.00%, 07/15/2027	291,066
		Federal National Mortgage Association (FNMA):
1,000,000		Series 2002-73, Class OC, 5.00%, 04/25/2014	994,357
50,000		Series 2003-4, Class PC, 5.00%, 12/25/2014	49,608
1,500,000		Series 2003-24, Class PC, 5.00%, 11/25/2015	1,477,853
400,000		Series 2002-94, Class BG, 5.00%, 04/25/2016	396,897
50,000		Series 2003-35, Class TD, 5.00%, 12/25/2016	49,318
294,651		Series 1991-137, Class H, 7.00%, 10/25/2021	303,351
185,950		Series 1992-136, Class PK, 6.00%, 08/25/2022	187,313
124,856		Series 1993-32, Class H, 6.00%, 03/25/2023	124,168
1,005,048		Series 2002-95, Class MD, 5.00%, 07/25/2026	998,557
980,626		Series 2002-77, Class QP, 5.00%, 09/25/2026	974,565
153,920		Series 2003-25, Class PC, 4.50%, 02/25/2027	152,744
43,888		Series 1998-66, Class C, 6.00%, 12/25/2028	43,872
		GMAC Mortgage Corporation Loan Trust:
1,900,000		Series 2004-GH1, Class A2, 4.39%, 12/25/2025	1,878,159
1,575,019		Series 2004-J4, Class A2, 5.50%, 09/25/2034	1,550,283
		Government National Mortgage Association (GNMA):
520,294		Series 2003-111, Class VA, 5.50%, 03/16/2013	518,537
1,072,474		Series 2003-12, Class ON, 4.00%, 02/16/2028	1,062,345
637,448		Series 1999-4, Class ZB, 6.00%, 02/20/2029	639,705
741,219		Master Alternative Loans Trust,
		Series 2004-3, Class 1A1, 5.00%, 03/25/2019	719,216
812,115		Salomon Brothers Mortgage Securities VII,
		Series 2003-UP2, Class A2, 4.00%, 06/25/2033	772,217
		Washington Mutual,
4,136,690		Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	4,072,729
978,387		Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	963,224
			40,102,362
International (U.S. $ Dominated) - 2.5%
1,000,000		BOI Capital Funding No. 2,
		5.57%, 02/01/2049 (Acquired 01/20/2006; Cost $1,000,000) * f	957,570
275,000		Corp Andina De Fomento Notes,
		7.38%, 01/18/2011 f	294,785
1,000,000		Export Import Bank Korea
		5.13%, 02/14/2011 f	980,964
		Korea Development Bank Notes: f
450,000		4.25%, 11/13/2007	442,080
350,000		4.63%, 09/16/2010	337,304
700,000		Landesbank Baden-Wurttemgerg Subordinated Notes,
		6.35%, 04/01/2012 f	744,635
350,000		National Bank of Hungary Yankee Debentures,
		8.88%, 11/01/2013 f	$418,451
		PEMEX Project Funding Master Trust: f
275,000		6.13%, 08/15/2008	277,063
1,650,000		9.13%, 10/13/2010	1,856,250
			6,309,102
Municipal Bonds - 1.0%
		Tobacco Settlement Financing Corporation:
350,000		Series 2001-A,Class A, 5.92%, 06/01/2012	348,103
1,441,853		Series 2001-A, Class A, 6.36%, 05/15/2025	1,441,940
1,046,000		Toll Road Inv. Part II,
		0.00%, 02/15/2011 (Acquired 09/28/2004; Cost $782,046) *, ^	799,633
			2,589,676
U.S. Government Agency Issues - 20.2%
26,075,000		Federal Home Loan Mortgage Corporation (FHLMC):
		4.13%, 07/12/2010	25,063,603
		Federal National Mortgage Association (FNMA):
23,585,000		7.25%, 01/15/2010	25,270,290
1,000,000		6.63%, 11/15/2010	1,059,479
			51,393,372
U.S. Treasury Obligations - 10.1%
		U.S. Treasury Bonds:
350,000		9.88%, 11/15/2015	482,043
14,600,000		9.25%, 02/15/2016	19,500,125
5,475,000		U.S. Treasury Note:
		6.00%, 08/15/2009	5,672,828
			25,654,996
		TOTAL LONG-TERM INVESTMENTS (Cost $249,499,711)	243,741,653

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 32.6% (Cost $82,764,114) (Please Refer to Note 1)			82,764,114

SHORT TERM INVESTMENTS - 2.9%
Variable Rate Demand Notes - 2.9%
5,798,214		Investment Company Cash Reserve Portfolio - AIM Fund	5,798,214
1,480,965		Short-Term Investment Trust Prime Portfolio - AIM Fund	1,480,965
		Total Short-Term Investments (Cost $7,279,179)	7,279,179
		Total Investments (Cost $339,543,004) - 131.4%	333,784,946
		Other Assets in Excess of Liabilities - (31.4)%	(79,762,506)
		TOTAL NET ASSETS - 100.0%	$254,022,440

	@	Security in Default
	^	Non-Income Producing Security
	*	Unregistered Security
	f	Foreign Security

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Principal
Amount			Value
LONG-TERM INVESTMENTS - 94.1%
Asset Backed Securities - 9.8%
225,000		Advanta Business Card Master Trust,
		Series 2003-B, Class A, 5.27%, 12/20/2008	$225,157
110,538		Advanta Mortgage Loan Trust,
		Series 1999-2, 6.82%, 04/25/2014	110,211
316,968		Banc One Home Equity Trust,
		Series 1999-2, Class A7, 7.18%, 06/25/2029	317,955
2,000,000		Bayview Financial Acquisition Trust,
		Series 2006-A, Class 1A2, 5.48%, 02/28/2041	1,984,862
301,204		Citifinancial Mortgage Securities, Inc.,
		Series 2003-2, Class AF3, 3.04%, 05/25/2033	299,736
		Contimortgage Home Equity Trust:
201,074		Series 1999-1, Class A7, 6.47%, 12/25/2013	199,970
9,755		Series 1997-2, Class A9, 7.09%, 04/15/2028	9,691
119,797		Series 1999-3, Class A8, 5.38%, 05/25/2029	120,103
		Countrywide Asset-Backed Certificates:
2,000,000		Series 2005-17, Class 1AF2, 5.36%, 03/25/2030	1,987,698
2,000,000		Series 2004-12, Class AF3, 4.02%, 12/25/2030	1,981,784
1,500,000		Series 2004-15, Class AF6, 4.61%, 04/25/2035	1,418,619
1,300,000		Series 2005-1, Class AF6, 5.03%, 06/25/2035	1,263,076
1,500,000		Series 2005-10, Class AF2, 4.49%, 02/25/2036	1,475,069
		Credit Based Asset Servicing and Securities:
1,000,000		Series 2005-CB1, Class AF4, 4.62%, 01/25/2035	989,799
2,000,000		Series 2005-CB8, Class AF2, 5.30%, 12/25/2035	1,986,036
875,000		Daimler Chrysler Master Owner Trust,
		Series 2004-A, Class A, 2.84%, 01/15/2009	875,181
78,057		Equivantage Home Equity Loan Trust,
		Series 1996-3, Class A3, 7.70%, 09/25/2027	77,774
		GE Capital Mortgage Services, Inc.:
10,804		Series 1997-H3, Class A6, 6.72%, 10/25/2027	10,766
22,941		Series 1997-HE4, Class A7, 6.74%, 12/25/2027	22,858
211,638		Series 1999-HE1, Class A7, 6.27%, 04/25/2029	211,971
		Green Tree Financial Corporation:
300,718		Series 1993-3, Class A7, 6.40%, 10/15/2018	303,497
250,931		Series 1993-4, Class A5, 7.05%, 01/15/2019	253,969
11,011		Series 1995-4, Class A5, 6.95%, 06/15/2025	11,105
6,254		Series 1997-1, Class A5, 6.86%, 03/15/2028	6,360
259,314		Series 1997-6, Class A8, 7.07%, 01/15/2029	264,881
365,866		Series 1998-4, Class A5, 6.18%, 04/01/2030	354,308
441,292		Household Automobile Trust,
		Series 2003-1, 2.22%, 11/17/2009	432,256
34,485		IMC Home Equity Loan Trust,
		Series 1997-5, Class A10, 6.88%, 11/20/2028	34,386
490,481		New Century Home Equity Loan Trust,
		Series 2003-5, Class AI3, 3.56%, 11/25/2033	487,551
154,892		Oakwood Mortgage Investors, Inc.,
		Series 1999-B, Class A3, 6.45%, 11/15/2017	135,546
		RAAC Series:
706,926		Series 2004-SP1, Class AI2, 4.38%, 01/25/2022	698,445
1,000,000		Series 2004-SP1, Class AI4, 5.29%, 08/25/2027	974,148

		Residential Asset Mortgage Products, Inc.:
24,489		Series 2004-RS1, Class AI3, 3.41%, 06/25/2028	$24,401
95,367		Series 2004-RS3, Class AI2, 3.05%, 06/25/2029	94,763
1,035,000		Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,019,958
1,000,000		Series 2005-RS1, Class AI6, 4.71%, 11/25/2034	954,712
		Residential Asset Securities Corporation:
1,000,000		Series 2004-KS7, Class AI2, 3.51%, 05/25/2024	991,802
1,004,615		Series 2004-KS2, Class AI3, 3.02%, 05/25/2029	993,213
250,000		Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	241,237
		Salomon Brothers Mortgage Securities VII,
11,577		Series 1997-LB6, Class A6, 6.82%, 12/25/2027	11,547
			23,856,401

Commercial Mortgage-Backed Securities - 3.0%
1,400,000		First Union National Bank Commercial Mortgage Securities Inc.,
		Series 2001-C4, Class A2, 6.22%, 12/12/2033	1,451,187
1,200,000		GE Capital Commercial Mortgage Corporation,
		Series 2002-3A, Class AR, 4.50%, 12/10/2037	1,172,062
1,750,000		GMAC Commercial Mortgage Securities, Inc.,
		Series 2003-C1, Class A2, 4.08%, 05/10/2036	1,607,590
800,000		Government National Mortgage Association (GNMA),
		4.66%, 04/16/2029	761,869
550,000		Mach One Trust,
		Series 2004-1A, Class A2, 4.78%, 05/28/2040 (Acquired 07/12/2004; Cost $555,349)*	537,522
1,800,000		Wachovia Bank Commercial Mortgage Trust,
		Series 2003-C3, Class A2, 4.87%, 02/15/2035	1,735,106
			7,265,336
Financial - 12.1%
600,000		American General Finance Corporation Senior Notes,
		8.45%, 10/15/2009	652,921
200,000		AmSouth Bancorporation Subordinated Debentures,
		6.75%, 11/01/2025	212,312
275,000		AMVESCAP PLC Notes,
		5.38%, 02/27/2013 f	265,347
447,000		Associates Corporation North America Subordinated Debentures,
		8.15%, 08/01/2009	482,946
300,000		BAC Capital Trust VI,
		5.63%, 03/08/2035	278,815
1,015,000		Bank of America Corporation Subordinated Notes,
		10.20%, 07/15/2015	1,333,346
400,000		Bank of Oklahoma Subordinated Notes,
		7.13%, 08/15/2007	409,229
909,000		Bank One Corporation Subordinated Notes,
		10.00%, 08/15/2010	1,056,320
325,000		CIT Group Co. of Canada,
		5.20%, 06/01/2015	310,064
300,000		CIT Group, Inc. Senior Notes,
		7.75%, 04/02/2012	330,673
500,000		CIT Group, Inc. Bonds,
		5.40%, 01/30/2016	483,138
590,000		Citigroup, Inc. Subordinated Notes,
		5.00%, 09/15/2014	564,689
1,081,000		Compass Bank Subordinated Notes,
		8.10%, 08/15/2009	1,175,636
		Countrywide Home Loans, Inc.:
175,000		5.63%, 07/15/2009	175,454
850,000		4.00%, 03/22/2011	789,694
375,000		Credit Suisse First Boston USA, Inc. Notes,
		6.13%, 11/15/2011	385,200
1,070,000		Dime Capital Trust,
		9.33%, 05/06/2027	1,156,662
175,000		Dresdner Bank-New York Subordinated Debentures,
		7.25%, 09/15/2015	$193,764
230,000		First Empire Capital Trust I,
		8.23%, 02/01/2027	243,278
625,000		First Empire Capital Trust II,
		8.28%, 06/01/2027	665,660
670,955		First National Bank of Chicago Pass Thru Certificates,
		8.08%, 01/05/2018	753,255
1,025,000		First National Bank of Omaha Subordinated Notes,
		7.32%, 12/01/2010	1,051,165
460,000		First Union Capital,
		7.94%, 01/15/2027	485,133
250,000		FMR Corporation Notes,
		4.75%, 03/01/2013 (Acquired 02/26/2003; Cost $250,583) *	239,912
875,000		Glencore Funding LLC,
		6.00%, 04/15/2014 (Acquired 03/31/2004, 02/02/2005 and 10/31/2005;	832,997
		Cost $496,425, $122,281 and $231,448 respectively) *
850,000		Goldman Sachs Capital I,
		6.35%, 02/15/2034	842,913
150,000		The Goldman Sachs Group, Inc. Notes,
		6.60%, 01/15/2012	157,259
500,000		Health Care Service Corporation Notes,
		7.75%, 06/15/2011 (Acquired 06/20/2001 and 01/26/2005; Cost $199,106 and $339,319 respectively) *	545,651
275,000		Highmark, Inc. Notes,
		6.80%, 08/15/2013 (Acquired 08/14/2003; Cost $274,373) *	286,499
355,000		HSBC Bank PLC Subordinated Notes,
		6.95%, 03/15/2011	375,483
900,000		J.P. Morgan Chase & Company Notes,
		5.88%, 03/15/2035	841,186
1,150,000		Jefferies Group Inc.,
		6.25%, 01/15/2036	1,079,299
		KeyCorp Institution:
496,000		7.83%, 12/01/2026	521,022
400,000		8.25%, 12/15/2026	422,152
565,000		Liberty Mutual Insurance Notes,
		7.70%, 10/15/2097 (Acquired 03/26/2003; Cost $361,510) *	579,802
300,000		Marsh & Mclennan Companies, Inc.,
		5.38%, 07/15/2014	287,500
400,000		Morgan Stanley Subordinated Notes,
		4.75%, 04/01/2014	373,197
600,000		Phoenix Companies,
		6.68%, 02/16/2008	601,575
1,000,000		PNC Financial Services,
		Series C, 8.88%, 03/15/2027	1,071,246
400,000		Republic New York Corporation Subordinated Notes,
		9.70%, 02/01/2009	444,035
700,000		Residential Capital Corporation,
		6.88%, 06/30/2015	729,760
350,000		Santander Central Hispano Insurances:
		7.63%, 09/14/2010 f	379,223
500,000		SLM Corporation Notes,
		5.63%, 08/01/2033	468,132
1,000,000		Symetra Financial Corporation Senior Notes,
		6.13%, 04/01/2016 (Acquired 03/23/2006; Cost $995,570) *	992,995
200,000		Transamerica Capital II:
		7.65%, 12/01/2026 (Acquired 10/21/2003; Cost $216,762) *	222,213
275,000		UFJ Bank Ltd/New York, Subordinated Notes,
		7.40%, 06/15/2011	296,415
225,000		UFJ Finance Aruba AEC,
		6.75%, 07/15/2013 f	238,436
350,000		Union Planters Corporation Subordinated Notes,
		7.75%, 03/01/2011	383,274
280,000		Washington Mutual Capital I,
		8.38%, 06/01/2027	298,432
200,000		Washington Mutual, Inc. Subordinated Notes,
		8.25%, 04/01/2010	$217,670
1,534,000		Westdeutsche Landesbank Subordinated Notes:
		4.80%, 07/15/2015	1,454,079
750,000		Willis Group NA,
		5.63%, 07/15/2015	730,653
			29,367,711
Industrial - 9.7%
500,000		Alcan, Inc.,
		5.75%, 06/01/2035 f	465,339
1,000,000		Ameritech Capital Funding,
		6.45%, 01/15/2018	989,417
		AOL Time Warner, Inc.:
1,100,000		7.63%, 04/15/2031	1,198,277
175,000		7.70%, 05/01/2032	192,450
875,000		AT&T Wireless Services, Inc. Senior Notes,
		8.75%, 03/01/2031	1,108,229
441,000		Auburn Hills Trust Debentures,
		12.38%, 05/01/2020	640,764
450,000		British Telecom PLC,
		8.88%, 12/15/2030 f	575,676
600,000		Bunge Ltd. Finance Corporation Notes,
		5.35%, 04/15/2014	575,720
275,000		Caesars Entertainment, Senior Notes,
		7.50%, 09/01/2009	289,579
700,000		ConAgra Foods, Inc. Subordinated Notes,
		9.75%, 03/01/2021	887,669
		Continental Airlines, Inc. Pass Thru Certificates:
37,379		6.80%, 07/02/2007	35,408
48,112		6.54%, 09/15/2009	45,313
173,043		8.31%, 10/02/2012	166,272
483,775		6.90%, 01/02/2018	492,832
1,025,000		COX Communications Inc.,
		7.13%, 10/01/2012	1,075,290
231,000		Delta Air Lines, Inc. Pass Thru Certificates,
		9.50%, 11/18/2008 (Acquired 11/24/2004; Cost $231,000) @ ^ *	224,647
250,000		Deutsche Telekom International Finance BV,
		8.25%, 06/15/2030 f	299,058
152,977		FedEx Corp. Pass Thru Certificates,
		6.85%, 07/15/2020	161,168
475,000		Ford Capital BV Debentures,
		9.50%, 06/01/2010	427,500
403,000		Ford Motor Company Debentures,
		9.22%, 09/15/2021	322,400
		General Motors Acceptance Corporation Notes:
100,000		7.25%, 03/02/2011	94,764
150,000		6.75%, 12/01/2014	135,031
100,000		Hanson Australia Funding,
		5.25%, 03/15/2013 f	95,941
625,000		Hutchison Whampoa International Limited,
		6.25%, 01/24/2014 (Acquired 06/02/2004 and 02/08/2005; Cost $335,845 and $297,024 respectively) * f	634,088
449,000		ICI North America Debentures,
		8.88%, 11/15/2006	$457,461
850,000		Johnson Controls Inc., Senior Notes,
		6.00%, 01/15/2036	804,920
650,000		Knight-Ridder, Inc.,
		5.75%, 09/01/2017	598,818
400,000		Laboratory Corporation of America,
		5.63%, 12/15/2015	392,794
100,000		Marathon Oil Corporation,
		6.00%, 07/01/2012	102,281
487,500		The May Department Stores Companies Debentures,
		9.75%, 02/15/2021	572,413
29,967		Northwest Airlines, Inc. Pass Thru Certificates,
		8.13%, 08/01/2015 @	17,980
444,642		Northwest Airlines, Inc.,
		7.25%, 07/02/2014 @	57,803
320,000		Pactiv Corporation,
		7.95%, 12/15/2025	352,105
400,000		PCCW Capital II Ltd.,
		6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $398,132) * f	396,431
700,000		Plum Creek Timberlands,
		5.88%, 11/15/2015	686,132
		Qwest Capital Funding, Inc.,
300,000		7.00%, 08/03/2009	304,500
200,000		7.25%, 02/15/2011	202,750
250,000		Sealed Air Corporation Senior Notes,
		5.38%, 04/15/2008 (Acquired 04/09/2003; Cost $248,650) *	248,449
		Sprint Capital Corporation:
125,000		7.63%, 01/30/2011	135,187
200,000		8.75%, 03/15/2032	250,051
680,000		TCI Communications, Inc. Debentures:
		7.88%, 08/01/2013	746,413
1,000,000		Telecom Italia Capital,
		4.95%, 09/30/2014 f	920,199
1,000,000		Teva Pharmaceutical Finance LLC
		5.55%, 02/01/2016	964,572
		Tyco International Group S.A.: f
175,000		6.38%, 10/15/2011	179,652
300,000		6.00%, 11/15/2013	301,363
		United AirLines, Inc. Pass Thru Certificates:
269,803		7.76%, 10/01/2005 @^	198,284
1,037,212		6.20%, 09/01/2008	1,026,840
233,964		U.S. Airways Pass Thru Certificate,
		Series 1998-1, 6.85%, 07/30/2019	238,936
350,000		Vale Overseas Limited,
		8.25%, 01/17/2034 f	401,625
675,000		Viacom, Inc.,
		7.70%, 07/30/2010	721,975
1,000,000		Wal-Mart Stores:
		5.25%, 09/01/2035	907,122
175,000		Waste Management Inc. Notes,
		7.00%, 10/15/2006	176,524
			23,496,412
Utilities -5.0%
300,000		Aquila, Inc.,
		7.63%, 11/15/2009	307,125
250,000		Beaver Valley Funding Corporation Debentures,
		9.00%, 06/01/2017	282,310
500,000		Dominion Resources Inc.,
		7.20%, 09/15/2014	538,355
1,000,000		Duke Capital LLC Notes,
		5.67%, 08/15/2014	988,098
250,000		Edison Mission Energy Senior Notes,
		9.88%, 04/15/2011	$282,500
750,000		Energy Transfer Partner,
		5.65%, 08/01/2012 (Acquired 08/10/2005; Cost $744,368) *	737,312
300,000		Exelon Corporation Senior Notes,
		6.75%, 05/01/2011	313,207
900,000		Kinder Morgan Finance
		5.70%, 01/05/2016	876,828
271,567		Kiowa Power Partners LLC,
		4.81%, 12/30/2013 (Acquired 11/19/2004; Cost $271,567) *	262,670
		Korea Electric Power Corporation: f
100,000		7.75%, 04/01/2013	111,365
1,165,000		6.75%, 08/01/2027	1,242,678
750,000		MidAmerican Energy Holdings Company Senior Notes,
		7.63%, 10/15/2007	773,130
425,000		ONEOK, Inc. Senior Notes,
		7.13%, 04/15/2011	450,459
850,000		Pacific Gas & Electric Company 1st Mortgage,
		6.05%, 03/01/2034	831,794
300,000		PPL Energy Supply, LLC Senior Notes,
		6.40%, 11/01/2011	309,947
175,000		PSE&G Energy Holdings LLC Senior Notes,
		8.50%, 06/15/2011	188,562
		PSE&G Power LLC:
250,000		7.75%, 04/15/2011	271,604
350,000		5.00%, 04/01/2014	330,756
544,737		RGS (I&M) Funding Corporation Debentures,
		9.82%, 12/07/2022	674,177
1,000,000		System Energy Resources 1st Mortgage,
		4.88%, 10/01/2007	988,229
200,000		Tristate Gen & Trans Assn,
		6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $200,000)	199,142
500,000		Vectren Utility Holdings:
		6.63%, 12/01/2011	519,940
550,000		The Williams Companies, Inc. Notes,
		8.13%, 03/15/2012	590,563
			12,070,751
Mortgage Backed Securities - 31.5%
		Bank of America Alternative Loan Trust:
823,246		Series 2003-4, Class 2A1, 5.00%, 06/25/2018	803,457
1,110,589		Series 2003-11, Class 4A1, 4.75%, 01/25/2019	1,064,778
802,221		Series 2004-11, Class 4A1, 5.50%, 12/25/2019	793,448
1,417,643		Series 2005-2, Class 4A1, 5.50%, 03/25/2020	1,392,289
1,586,384		Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	1,568,476
1,619,167		Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	1,597,612
968,125		Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	953,960
1,264,582		Chase Mortgage Finance Corporation,
		Series 2003-S13, Class A11, 5.50%, 11/25/2033	1,247,186
868,787		Citicorp Mortgage Securities, Inc.,
		Series 2004-3, Class A2, 5.25%, 05/25/2034	845,186
1,500,000		Countrywide Alternative Loan Trust,
		Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	1,468,973
1,120,810		Countrywide Home Loans, Inc.:
		Series 2003-39, Class A5, 5.00%, 05/25/2012	1,094,317
1,764,718		CS First Boston Mortgage Securities Corp.,
		Series 2004-4, Class 2A5, 5.50%, 06/25/2015	1,734,481
7,413		Deutsche Mortgage Securities, Inc.,
		Series 2004-1, Class 3A3, 3.69%, 09/25/2033	7,388
		Federal Gold Loan Mortgage Corporation (FGLMC):
1,685,549		6.50%, 06/01/2029	1,726,529
		Federal Home Loan Mortgage Corporation (FHLMC):
372,020		6.50%, 07/01/2014	$379,869
283,494		6.00%, 05/01/2017	286,965
1,035,904		5.50%, 11/01/2022	1,021,608
909,873		5.50%, 07/01/2023	896,970
599,421		Series 2695, Class UA, 5.50%, 09/15/2014	597,358
830,410		Series R001, Class AE, 4.38%, 04/15/2015	807,897
1,047,777		Series 2539, Class QB, 5.00%, 09/15/2015	1,040,612
848,822		Series 2857, Class VA, 5.00%, 09/15/2015	830,421
1,942,515		Series R003, Class VA, 5.50%, 08/15/2016	1,930,878
214,957		Series 2533, Class PC, 5.00%, 10/15/2017	214,368
328,026		Series 206, Class E, 0.00%, 07/15/2019 ^	324,617
212,276		Series 141, Class D, 5.00%, 05/15/2021	211,102
130,826		Series 1074, Class I, 6.75%, 05/15/2021	130,550
194,416		Series 1081, Class K, 7.00%, 05/15/2021	194,140
74,420		Series 1101, Class M, 6.95%, 07/15/2021	74,324
144,751		Series 163, Class F, 7.83%, 07/15/2021	144,026
277,577		Series 188, Class H, 7.00%, 09/15/2021	276,065
146,441		Series 1286, Class A, 6.00%, 05/15/2022	146,134
132,763		Series 2531, Class N, 4.00%, 07/15/2027	130,980
114,958		Series 2141, Class N, 5.55%, 11/15/2027	114,914
1,075,000		Series 2664, Class LG, 5.50%, 07/15/2028	1,069,666
		Federal National Mortgage Association (FNMA):
1,840,948		5.50%, 07/01/2015	1,836,022
672,038		5.50%, 12/01/2016	668,905
596,643		5.00%, 10/01/2017	583,301
669,271		5.00%, 11/01/2017	654,304
1,037,588		5.00%, 12/01/2017	1,014,386
3,081,347		5.00%, 02/01/2018	3,012,441
566,455		5.00%, 06/01/2018	553,766
746,805		5.00%, 10/01/2018	729,558
1,064,162		5.50%, 01/01/2023	1,049,302
979,459		5.50%, 07/01/2023	965,367
178,430		5.00%, 10/01/2023	171,751
303,038		5.50%, 01/01/2032	296,708
892,547		6.00%, 03/01/2033	893,384
1,014,488		5.50%, 07/01/2033	992,239
644,754		5.00%, 11/01/2033	615,551
2,295,255		5.50%, 11/01/2033	2,244,918
2,744,076		5.50%, 09/01/2034	2,682,488
1,260,672		6.00%, 11/01/2034	1,261,202
2,617,550		5.50%, 02/01/2035	2,558,802
1,050,841		5.50%, 03/01/2035	1,026,043
1,000,000		Series 2002-73, Class OC, 5.00%, 04/25/2014	994,357
1,175,000		Series 2002-82, Class XC, 5.00%, 05/25/2014	1,167,474
525,000		Series 2003-4, Class PC, 5.00%, 12/25/2014	520,881
185,431		Series 2002-70, Class PL, 5.00%, 04/25/2015	184,815
1,000,000		Series 2003-27, Class OJ, 5.00%, 07/25/2015	985,467
1,150,000		Series 2002-94, Class MC, 5.00%, 08/25/2015	1,134,964
500,000		Series 2003-24, Class PC, 5.00%, 11/25/2015	492,618
2,200,000		Series 2002-74, Class TD, 5.00%, 12/25/2015	2,161,481
1,000,000		Series 2003-18, Class GB, 5.00%, 03/25/2016	990,553
135,582		Series 2002-56, Class MC, 5.50%, 09/25/2017	135,160
83,905		Series 1989-37, Class G, 8.00%, 07/25/2019	88,396
128,092		Series 1989-94, Class G, 7.50%, 12/25/2019	133,315
32,030		Series 1990-58, Class J, 7.00%, 05/25/2020	32,965
136,203		Series 1990-105, Class J, 6.50%, 09/25/2020	137,680
52,419		Series 1990-108, Class G, 7.00%, 09/25/2020	53,217
50,804		Series 1991-1, Class G, 7.00%, 01/25/2021	51,238
123,404		Series 1991-86, Class Z, 6.50%, 07/25/2021	124,050
438,648		Series 2003-28, Class KA, 4.25%, 03/25/2022	413,979
52,358		Series G92-30, Class Z, 7.00%, 06/25/2022	53,619
86,969		Series 1992-150, Class MA, 5.50%, 09/25/2022	85,653
150,470		Series 1993-58, Class H, 5.50%, 04/25/2023	149,780
1,125,000		Series 2003-17, Class QR, 4.50%, 11/25/2025	1,111,343
1,206,335		Series 2003-31, Class KG, 4.50%, 12/25/2028	1,194,460
182,134		Series 1998-66, Class C, 6.00%, 12/25/2028	182,070
144,269		Series 2003-44, Class AB, 3.75%, 05/25/2033	134,662
1,840,752		First Horizon Alternative Mortgage Securities,
		Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	$1,803,662
400,000		GMAC Mortgage Corporation Loan Trust:
		Series 2001-GH1, 4.39%, 12/25/2025	395,402
		Government National Mortgage Association (GNMA):
92,743		6.00%, 12/20/2028	93,705
753,425		6.00%, 11/20/2033	760,443
46,746		Series 2003-1, Class QK, 4.00%, 02/16/2026	46,509
69,182		Series 2001-61, Class EA, 6.00%, 09/16/2028	69,045
143,892		Impac CMB Trust,
		Series 2004-4, Class 2A2, 5.250%, 09/25/2034	138,980
1,989,960		J.P. Morgan Alternative Loan Trust,
		Series 2006-A1, Class 2A1, 5.80%, 03/25/2036	1,987,970
1,332,485		Master Alternative Loans Trust,
		Series 2003-5, Class 6A1, 6.00%, 08/25/2033	1,317,960
962,212		Residential Accredit Loans, Inc.,
		Series 2004-QS6, Class A1, 5.00%, 05/25/2019	931,667
800,000		Residential Funding Mortgage Security I,
		Series 2003-S11, Class A2, 4.00%, 06/25/2018	725,074
615,854		Salomon Brothers Mortgage Securities VII,
		Series 2003-UP2, Class A2, 4.00%, 06/25/2033	585,598
		Structured Asset Securities Corporation:
1,500,000		Series 2004-11XS, Class 1A3A, 4.76%, 06/25/2034	1,484,546
69,433		Series 2004-16XS, Class A2, 4.91%, 08/25/2034	69,081
		Washington Mutual, Inc. Pass-Thru Certificates,
1,142,005		Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	1,110,475
1,296,363		Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	1,276,272
			76,442,568
International (U.S. $ Dominated) - 0.8%
50,000		Corp Andina De Fomento Notes,
		7.38%, 01/18/2011 f	53,597
175,000		Landesbank Baden-Wurttemgerg Subordinated Notes,
		6.35%, 04/01/2012 f	186,159
510,000		National Bank of Hungary Yankee Debentures,
		8.88%, 11/01/2013 f	609,743
		PEMEX Project Funding Master Trust: f
75,000		6.13%, 08/15/2008	75,562
450,000		9.13%, 10/13/2010	506,250
		United Mexican States Notes: f
150,000		9.88%, 02/01/2010	171,000
400,000		7.50%, 04/08/2033	446,000
			2,048,311

Municipal Bonds - 0.8%
1,000,000		Cuyahoga County Ohio Industrial Development Revenue,
		9.13%, 10/01/2023	1,194,420
		Tobacco Settlement Financing Corporation:
180,000		Series 2001-A, Class A, 5.92%, 06/01/2012	179,025
667,896		Series 2001-A, Class A, 6.36%, 05/15/2025	667,936
			2,041,381
U.S. Government Agency Issues - 10.9%
		Federal National Mortgage Association (FNMA):
18,400,000		7.25%, 01/15/2010	19,714,790
6,300,000		6.63%, 11/15/2010	6,674,718
			26,389,508
U.S. Treasury Obligations - 10.5%
		U.S. Treasury Bonds:
1,650,000		9.25%, 02/15/2016	$2,203,781
20,500,000		6.25%, 08/15/2023	23,249,891
			25,453,672
		TOTAL LONG-TERM INVESTMENTS (Cost $232,751,737)	228,432,051

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 21.4% (Cost $51,958,651) (Please Refer to Note 1)			51,958,651

SHORT TERM INVESTMENTS - 4.7%
Variable Rate Demand Notes - 4.7%
9,527,936		Investment Company Cash Reserve Portfolio - AIM Fund	9,527,936
1,898,310		Short Term Investment Trust Prime Portfolio - AIM Fund.	1,898,310
		TOTAL SHORT-TERM INVESTMENTS (Cost $11,426,246)	11,426,246
		Total Investments (Cost $296,136,634) - 120.2%	291,816,948
		Other Assets in Excess of Liabilities - (20.2)%	(49,125,298)
		TOTAL NET ASSETS - 100.0%	$242,691,650

	@	Security in Default
	^	Non Income Producing
	*	Unregistered Security
	f	Foreign Security

Baird Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS - 99.1%
Alabama - 0.7%
460,000	Mobile Alabama,
	6.20%, 02/15/2007 (ETM)	$468,653
Arizona - 2.5%
1,415,000	Arizona Health Facilities Authority Hospital Revenue
	6.38%, 12/01/2037 (Pre-refunded to 12/01/2012)	1,624,929
Arkansas - 1.0%
690,000	Springdale Arkansas Sales & Use Tax Revenue,
	4.00%, 07/01/2016 (MBIA Insured)	681,672
California - 1.4%
500,000	Golden State Tobacco Securitization Corporation,
	6.25%, 06/01/2033	544,700
350,000	Santa Rosa California Hospital Revenue,
	10.30%, 03/01/2011 (ETM)	413,497
		958,197
Colorado - 4.0%
2,000,000	Adams County Colorado Single Family Mortgage Revenue,
	8.88%, 08/01/2012 (Pre-refunded to 08/01/2012)	2,526,940
110,000	Colorado Springs Colorado Utilities Revenue,
	5.80%, 11/15/2010 (ETM)	115,104
		2,642,044
Delaware - 2.5%
1,500,000	Delaware State Economic Development Authority Revenue,
	6.75%, 01/01/2013 (ETM)	1,689,510
Florida - 1.1%
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.50%, 10/01/2012 (ETM)	428,535
270,000	Orange County Florida Health Revenue,
	8.75%, 10/01/2009 (ETM)	295,415
		723,950
Georgia - 1.8%
1,020,000	Fulton County Georgia Hospital Authority Revenue,
	7.88%, 10/01/2013 (ETM)	1,216,982
Hawaii - 5.3%
3,245,000	Honolulu Hawaii City & County,
	5.25%, 03/01/2017 (Pre-refunded to 03/01/2013)	3,507,845
Illinois - 10.8%
1,500,000	Chicago Illinois Board of Education Dedicated Revenue,
	3.65%, 03/01/2012 Variable Rate (CIFG Insured)	1,500,000
1,440,000	Chicago Illinois Metropolitan Water Reclamation District General Obligation,
	7.00%, 12/01/2010 (ETM)	1,640,765
1,000,000	Chicago Illinois General Obligation Project and Refunding,
	5.00%, 01/01/2017 (FSA Insured)	1,064,170
1,430,000	Cook County Illinois School District No. 100
	8.10%, 12/01/2016 (ETM)	1,915,270
1,000,000	Lake County Community High School District No. 128,
	5.00%, 01/01/2013	1,060,320
		7,180,525
Indiana - 0.4%
215,000	Indiana Toll Road Commission,
	9.00%, 01/01/2015 (ETM)	276,071
Iowa - 2.5%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06/01/2015 (MBIA Insured)	1,076,751
530,000	Muscatine Iowa Electric Revenue,
	6.70%, 01/01/2013 (ETM)	581,569
		1,658,320
Louisiana - 6.2%
745,000	Denham Springs-Livingston Housing and Mortgage Finance Authority,
	7.20%, 08/01/2010 (ETM)	$844,718
1,000,000	Houma-Terrebonne Public Trust Financing Authority Single Family Mortgage Revenue
	7.30%, 04/01/2011 (ETM)	1,151,810
400,000	Houma-Terrebonne Public Trust Financing Authority,
	7.30%, 04/01/2010 (ETM)	450,260
1,450,000	Jefferson Parish Louisiana Home Mortgage Authority,
	7.10%, 08/01/2010 (ETM)	1,644,532
		4,091,320
Minnesota - 1.1%
645,000	Western Minnesota Municipal Power Agency,
	6.38%, 01/01/2016 (ETM)	715,086
Mississippi - 1.5%
600,000	Mississippi Housing Financial Corporation,
	0.00%, 06/01/2015 (ETM)	394,200
605,000	Mississippi State,
	6.20%, 02/01/2008 (ETM)	628,280
		1,022,480
Nevada - 3.2%
1,965,000	Reno Nevada Capital Improvement Revenue,
	5.50%, 06/01/2019 (Pre-refunded to 06/01/2012)	2,145,584
New Jersey - 3.2%
400,000	New Jersey State Transit Trust,
	5.00%, 06/15/2017 (Pre-refunded to 06/15/2009)	416,124
1,000,000	New Jersey State Transportation Trust Fund Authority,
	6.00%, 12/15/2017 (Pre-refunded 12/15/2011)	1,113,260
	New Jersey State Turnpike Authority: (ETM)
422,000	6.75%, 01/01/2009	429,820
130,000	6.50%, 01/01/2016	150,453
		2,109,657
New York - 2.0%
1,000,000	New York New York,
	5.00%, 03/01/2016	1,061,180
250,000	TSASC Inc. New York,
	4.75%, 06/01/2022	247,900
		1,309,080
Ohio - 0.3%
160,000	Miamisburg Ohio Water Revenue,
	7.00%, 11/15/2016 (ETM)	184,398
Oklahoma - 4.1%
2,360,000	Tulsa County Oklahoma Home Financing Authority Single Family Mortgage Revenue,
	6.90%, 08/01/2011 (ETM)	2,713,032
Pennsylvania - 5.1%
850,000	Philadelphia Pennsylvania Gas Works,
	7.00%, 05/15/2020 (ETM)	1,010,421
1,405,000	Pittsburgh Pennsylvania Water & Sewer Authority,
	7.25%, 09/01/2014 (ETM)	1,593,958
1,000,000	Wilson Pennsylvania Area School District,
	0.00%, 05/15/2011 (AMBAC Insured) ^	813,070
		3,417,449
South Carolina - 0.5%
285,000	Greenville South Carolina Waterworks Revenue,
	7.00%, 02/01/2010 (ETM)	$318,539
South Dakota - 1.2%
715,000	Heartland Consumers Power District,
	7.00%, 01/01/2016 (ETM)	815,980
Tennessee - 3.5%
520,000	Metropolitan Government Nashville & Davidson County Tennessee H&E,
	6.10%, 07/01/2010 (ETM)	544,211
1,545,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer Revenue,
	6.50%, 12/01/2014 (ETM)	1,797,391
		2,341,602
Texas - 28.9%
1,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,194,379
1,195,000	Bell County Texas General Obligation,
	5.00%, 02/15/2012 (FSA Insured)	1,265,792
1,000,000	Copperas Cove Texas Independent School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,061,340
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,594,755
1,920,000	Houston Texas Sewer System Revenue,
	9.38%, 10/01/2013 (ETM)	2,415,264
1,315,000	La Porte Texas Independent School District,
	5.00%, 02/15/2018 (MBIA Insured)	1,386,128
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08/15/2015 (PSF Guaranteed)	1,845,762
1,265,000	Mission Consolidation Independent School District,
	5.00%, 02/15/2019	1,330,565
775,000	Sam Rayburn Texas Municipal Power Agency,
	6.00%, 09/01/2010 (ETM)	833,598
2,000,000	San Antonio Texas Independent School District,
	5.00%, 08/15/2017	2,129,060
575,000	Socorro Texas Independent School District
	5.25%, 08/15/2012 (PSF Guaranteed)	617,993
345,000	Texas Public Building Authority Revenue,
	7.13%, 08/01/2011 (ETM)	385,592
1,900,000	Trinity River Authority Texas Revenue,
	5.50%, 02/01/2021 (MBIA Insured)	2,080,443
1,000,000	University of Houston Texas
	5.25%, 02/15/2012 (FSA Insured)	1,073,870
		19,214,541
Utah - 1.1%
605,000	Salt Lake City Utah Hospital Revenue,
	8.13%, 05/15/2015 (ETM)	721,789
Washington - 3.2%
1,025,000	Clark County School District No. 037,
	5.13%, 12/01/2011	1,088,120
1,000,000	Washington State
	5.00%, 09/01/2013 (FGIC Insured)	1,054,820
		2,142,940
	TOTAL MUNICIPAL BONDS (Cost $66,587,084)	65,892,175
SHORT TERM INVESTMENTS - 2.2%
Variable Rate Demand Notes - 2.2%
1,478,815	Tax Free Investment Company Cash Reserve Portfolio - AIM Fund,	1,478,815
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,478,815)	1,478,815
	Total Investments (Cost $68,065,899) - 101.3%	67,370,990
	Liabilities in Excess of Other Assets - (1.3)%	(868,297)
	TOTAL NET ASSETS - 100.0%	$66,502,693

ETM	Escrow to maturity
^	Non-income Producing Security

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Principal
Amount			Value
LONG-TERM INVESTMENTS - 94.0%
Asset Backed Securities - 8.3%
600,000	Chase Credit Card Master Trust,
	Series 2003-6, Class A, 5.01%, 02/15/2011		$601,518
140,000	GMAC Mortgage Corporation Loan Trust,
	Series 2004-HE5, Class A3, 3.97%, 09/25/2034		137,648
	Green Tree Financial Corporation:
50,035	Series 1997-1, Class A5, 6.86%, 03/15/2028		50,881
440,703	Series 1998-4, Class A5, 6.18%, 04/01/2030		426,780
117,715	New Century Home Equity Loan Trust,
	Series 2003-5, Class AI3, 3.56%, 11/25/2033		117,012
88,510	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017		77,455
300,000	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS10, Class AI7, 4.85%, 11/25/2033		295,354
450,000	Residential Asset Securities Corporation,
	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033		434,227
300,000	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035		293,045
			2,433,920
Commercial Mortgage - 1.5%
300,000	Government National Mortgage Association (GNMA):
	4.66%, 04/16/2029		285,701
150,000	Mach One Trust,
	Series 2004-1A, Class A2, 4.78%, 05/28/2040		146,597
	(Acquired 07/12/2004; Cost $151,431) *
			432,298
Financial - 8.1%
175,000	AMVESCAMP, Inc. Senior Notes,
	5.90%, 01/15/2007		175,639
350,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010		358,934
250,000	First Union Capital,
	7.94%, 01/15/2027		263,660
150,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004; Cost $148,928) *		142,800
100,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 01/26/2005; Cost $113,106) *		109,130
375,000	Liberty Mutual Insurance Notes,
	7.70%, 10/15/2097 (Acquired 03/26/2003; Cost $239,982) *		384,824
100,000	Marsh & McLennan Companies, Inc.,
	5.38%, 07/15/2014		95,833
50,000	Met Life Global Funding I Notes,
	4.75%, 06/20/2007 (Acquired 09/15/2004; Cost $50,848) *		49,380
100,000	Principal Financial Group (AU) Senior Notes,
	8.20%, 08/15/2009 (Acquired 09/16/2005; Cost $111,206) * f		107,601
100,000	Residential Capital Corporation,
	6.38%, 06/30/2010		100,742
100,000	Transamerica Capital II,
	7.65%, 12/01/2026 (Acquired 10/21/2003; Cost $108,381) *		111,107
457,000	Washington Mutual Capital I,
	8.38%, 06/01/2027		487,083
			2,386,733
Industrial - 19.8%
300,000	AOL Time Warner, Inc. Senior Notes,
	7.63%, 04/15/2031		$326,803
100,000	AT&T Wireless Services, Inc. Senior Notes,
	8.75%, 03/01/2031		126,655
548,493	Atlas Air, Inc. Pass Thru Certificates,
	8.71%, 07/02/2021		569,062
	Bunge Ltd. Finance Corporation Notes:
150,000	5.35%, 04/15/2014		143,930
100,000	5.10%, 07/15/2015		93,434
375,000	Clear Channel Communications,
	4.50%, 01/15/2010		354,679
	Continental Airlines, Inc. Pass Thru Certificates:
57,314	6.80%, 07/02/2007		54,292
3,653	7.42%, 10/01/2008		3,510
197,763	8.31%, 10/02/2012		190,026
74,127	6.90%, 01/02/2018		75,515
100,000	Cox Communications Inc. Notes,
	7.88%, 08/15/2009		105,884
462,000	Delta Air Lines, Inc. Pass Thru Certificates,
	9.50%, 11/18/2008 (Acquired 11/24/2004; Cost $462,000) * ^ @		449,295
100,000	Deutsche Telekom International Finance BV,
	8.25%, 06/15/2030 f		119,623
250,000	Dollar General Corporation,
	8.63%, 06/15/2010		268,750
400,000	Ford Motor Company Debentures,
	9.22%, 09/15/2021		320,000
150,000	General Motors Acceptance Corporation Notes,
	6.75%, 12/01/2014		135,031
175,000	General Motors Nova Scotia Finance Company,
	6.85%, 10/15/2008		147,438
150,000	Hutchison Whampoa International Limited,
	6.25%, 01/24/2014 (Acquired 06/23/2005; Cost $160,918) * f		152,181
262,500	The May Department Stores Companies Debentures,
	9.75%, 02/15/2021		308,222
533,570	Northwest Airlines, Inc.,
	7.25%, 07/02/2014		69,364
200,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $199,066) * f		198,215
100,000	Sprint Capital Corporation,
	8.75%, 03/15/2032		125,026
250,000	Sungard Data Systems Inc. Notes,
	3.75%, 01/15/2009		230,000
175,000	TCI Communications, Inc. Debentures,
	7.88%, 08/01/2013		192,092
25,000	Time Warner Entertainment Senior Notes,
	8.88%, 10/01/2012		28,511
50,000	Tyco International Group S.A.,
	6.00%, 11/15/2013 f		50,227
530,392	United AirLines, Inc. Pass Thru Certificates,
	6.20%, 09/01/2008		525,088
83,000	Univision Communication, Inc.,
	3.50%, 10/15/2007		80,329
100,000	Vale Overseas Limited,
	8.25%, 01/17/2034		114,750
150,000	Viacom, Inc.,
	7.70%, 07/30/2010		160,439
100,000	Wharf International Finance Ltd,
	7.63%, 03/13/2007 f		101,973
			5,820,344
Utilities - 6.2%
300,000	Edison Mission Energy Senior Notes,
	9.88%, 04/15/2011		$339,000
150,000	Energy Transfer Partner,
	5.65%, 08/01/2012 (Acquired 08/10/2005; Cost $148,874) *		147,462
90,522	Kiowa Power Partners LLC,
	4.81%, 12/30/2013 (Acquired 11/19/2004; Cost $90,522) *		87,557
400,000	ONEOK, Inc. Senior Notes,
	7.13%, 04/15/2011		423,961
50,000	Pacific Gas & Electric Company 1st Mortgage,
	6.05%, 03/01/2034		48,929
200,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06/15/2011		215,500
50,000	PSI Energy, Inc. Debentures,
	7.85%, 10/15/2007		51,664
297,129	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022		367,733
100,000	Tristate Gen & Trans Assn; Series 2003,
	6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $100,000) *		99,571
50,000	Williams Cos. Inc. Notes,
	7.13%, 09/01/2011		51,438
			1,832,815
Mortgage Backed Securities - 29.7%
250,172	Bank of America Alternative Loan Trust:
	Series 2005-2, Class 4A1, 5.50%, 03/25/2020		245,698
	Federal Gold Loan Mortgage Corporation (FGLMC):
127,572	6.00%, 05/01/2017		129,134
95,928	6.50%, 09/01/2028		98,257
156,689	6.50%, 12/01/2028		160,492
114,594	6.50%, 05/01/2029		117,380
115,700	6.50%, 06/01/2029		118,513
	Federal Home Loan Mortgage Corporation (FHLMC):
249,123	Series R001, Class AE, 4.38%, 04/15/2015		242,369
400,000	Series 2567, Class OD, 5.00%, 08/15/2015		396,371
410,000	Series 2539, Class QB, 5.00%, 09/15/2015		407,196
25,918	Series 1053, Class G, 7.00%, 03/15/2021		25,881
61,175	Series 136, Class E, 6.00%, 04/15/2021		60,932
300,000	Series 2673, Class NC, 5.50%, 05/15/2021		298,267
279,506	Series 2804, Class VC, 5.00%, 07/15/2021		268,784
53,858	Series 1122, Class G, 7.00%, 08/15/2021		53,744
120,756	Series 1186, Class I, 7.00%, 12/15/2021		120,597
250,000	Series 2598, Class QC, 4.50%, 06/15/2027		244,616
118,011	Series 2531, Class N, 4.00%, 07/15/2027		116,426
	Federal National Mortgage Association (FNMA):
352,810	5.00%, 02/01/2018		344,921
248,935	5.00%, 10/01/2018		243,186
248,132	5.00%, 11/01/2018		242,401
188,806	5.50%, 03/01/2023		186,090
332,664	5.50%, 07/01/2023		327,877
75,440	6.50%, 09/01/2028		77,350
130,593	6.50%, 02/01/2029		133,898
272,734	5.50%, 01/01/2032		267,037
563,197	5.50%, 02/01/2035		550,557
400,000	Series 2002-82, Class XC, 5.00%, 05/25/2014		397,438
67,430	Series 2002-70, Class PL, 5.00%, 04/25/2015		67,206
350,000	Series 2002-57, Class PE, 5.50%, 09/25/2015		349,621
300,000	Series 2003-16, Class PC, 5.00%, 10/25/2015		295,908
24,633	Series 1989-94, Class G, 7.50%, 12/25/2019		25,637
31,089	Series 1990-15, Class J, 7.00%, 02/25/2020		31,624
82,415	Series 1990-76, Class G, 7.00%, 07/25/2020		83,431
19,419	Series 1991-21, Class J, 7.00%, 03/25/2021		19,924
452,696	Series 1992-129, Class L, 6.00%, 07/25/2022		456,023
144,364	Series 1993-32, Class H, 6.00%, 03/25/2023		$143,569
180,564	Series 1993-58, Class H, 5.50%, 04/25/2023		179,736
394,801	Series 2003-31, Class KG, 4.50%, 12/25/2028		390,914
69,223	Series 2003-44, Class AB, 3.75%, 05/25/2033		64,614
	Government National Mortgage Association (GNMA):
214,467	6.00%, 12/20/2028		216,693
78,639	6.50%, 01/20/2029		80,821
200,913	6.00%, 11/20/2033		202,785
262,459	Master Alternative Loans Trust,
	Series 2003-5, Class 6A1, 6.00%, 08/25/2033		259,598
			8,743,516
International (U.S. $ Dominated) - 1.5%
400,000	PEMEX Project Funding Master Trust,
	9.13%, 10/13/2010 f		450,000
Taxable Municipal Bonds - 0.7%
200,656	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05/15/2025		200,667
U.S. Government Agency Issues - 3.6%
975,000	Federal National Mortgage Association (FNMA),
	7.25%, 01/15/2010		1,044,670
U.S. Treasury Obligations - 14.6%
	U.S. Treasury Bonds:
500,000	9.25%, 02/15/2016		667,813
3,200,000	6.25%, 08/15/2023		3,629,251
			4,297,064
	TOTAL LONG-TERM INVESTMENTS (Cost $28,266,135 )		27,642,027

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 20.0% (Cost $5,892,676) (Please Refer to Note 1)			5,892,676

SHORT-TERM INVESTMENTS - 5.1%
Variable Rate Demand Notes - 5.1%
1,386,123	Investment Company Cash Reserve Portfolio - AIM Fund		1,386,123
115,073	Short-Term Investment Trust Prime Portfolio - AIM Fund		115,073
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,501,196)		1,501,196
	Total Investments (Cost $35,660,007) - 119.1%		35,035,899
	Other Assets in Excess of Liabilities - (19.1)%		(5,624,464)
	TOTAL NET ASSETS - 100.0%		$29,411,435

	@	Security in Default
	^	Non Income Producing
	*	Unregistered Security
	f	Foreign Securities

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Principal
Amount			Value
LONG-TERM INVESTMENTS - 97.0%
Asset Backed Securities - 9.4%
150,000		Advanta Business Card Master Trust,
		Series 2003-B, Class A, 5.27%, 12/20/2008	$150,105
400,000		AESOP Funding II LLC,
		Series 2005-1A, Class A1, 3.95%, 04/20/2008	389,576
500,000		Bayview Financial Acquisition Trust,
		Series 2005-B, Class 1A2, 4.70%, 04/28/2039	493,067
120,000		Chase Manhatten Auto Owner Trust,
		Series 2003-C, Class A4, 2.94%, 06/15/2010	117,180
475,000		Chemical Master Credit Card Trust I:
		Series 1996-3, Class A, 7.09%, 02/15/2009	477,025
112,357		CitiFinancial Mortgage Securities, Inc.:
		Series 2003-3, Class AF2, 3.08%, 08/25/2033	111,682
400,000		CNH Equipment Trust,
		Series 2005-A, Class A3, 4.02%, 04/15/2009	394,330
		Countrywide Asset-Backed Certificates:
1,000,000		Series 2005-10, Class AF2, 4.49%, 02/25/2036	983,379
1,153,000		Series 2005-12, Class 1A2, 4.85%, 02/25/2036	1,138,808
725,000		Series 2005-13, Class AF2, 5.29%, 04/25/2036	721,140
217,449		Educational Enhancement Funding Corporation,
		6.72%, 06/01/2025	216,636
500,000		Ford Credit Auto Owner Trust,
		Series 2005-B, Class A4, 4.38%, 01/15/2010	492,089
164,311		Household Automobile Trust,
		Series 2003-1, 2.22%, 11/17/2009	160,947
300,000		MBNA Credit Card Master Note Trust,
		Series 2003-A3, Class A3, 2.93%, 08/15/2010	300,648
951,944		Merrill Lynch Mortgage Investors Inc.,
		Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	937,048
294,288		New Century Home Equity Loan Trust,
		Series 2003-5, Class AI3, 3.56%, 11/25/2033	292,531
155,621		Renaissance Home Equity Loan Trust,
		Series 2004-3, Class AF2, 3.56%, 11/25/2034	154,713
		Residential Asset Mortgage Products, Inc.:
700,000		Series 2004-RS12, Class AI3, 3.98%, 04/25/2029	690,618
410,000		Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	404,042
		Residential Asset Securities Corporation:
100,652		Series 2003-KS5, Class AI3, 2.28%, 07/25/2028	100,148
296,441		Series 2003-KS9, Class AI3, 3.25%, 12/25/2028	293,236
803,692		Series 2004-KS2, Class AI3, 3.02%, 05/25/2029	794,570
356,417		Series 2003-KS10, Class AI3, 3.25%, 05/25/2029	354,473
150,000		Series 2004-KS4, Class AI3, 3.08%, 08/25/2029	146,945
419,483		Residential Funding Mortgage Securities,
		Series 2003-HS3, Class AI2, 3.15%, 07/25/2018	411,230
			10,726,166
Financial - 20.5%
880,000		ABN-AMRO Bank NV,
		7.00%, 04/01/2008	904,915
250,000		Ahmanson Capital Trust I Bonds,
		8.36%, 12/01/2026 (Acquired 08/25/2005; Cost $270,100) *	262,763
380,000		Allfirst Financial, Inc. Subordinated Notes:
		7.20%, 07/01/2007	387,961
140,000		American General Finance Corporation Notes,
		4.50%, 11/15/2007	138,459
594,000		Bank of Oklahoma Subordinated Notes,
		7.13%, 08/15/2007	607,705
251,000		Bank United Notes,
		8.00%, 03/15/2009	$268,102
472,000		Bankers Trust Corporation Subordinated Notes,
		7.38%, 05/01/2008	490,888
110,000		BB&T Corporation Subordinated Notes,
		7.25%, 06/15/2007	112,390
400,000		Bear Stearns & Co. Inc. Notes,
		7.80%, 08/15/2007	413,031
623,000		Block Financial Corporation Notes,
		8.50%, 04/15/2007	639,614
1,100,000		BNY Capital I Notes,
		Series B, 7.97%, 12/31/2026	1,160,691
500,000		Capital One Bank Notes,
		4.88%, 05/15/2008	494,947
450,000		Caremark RX Inc. Senior Notes,
		7.38%, 10/01/2006	454,460
100,000		Chubb Corporation Senior Notes,
		7.13%, 12/15/2007	102,658
210,000		CIT Group Inc. Senior Notes,
		5.50%, 11/30/2007	210,552
643,000		Citicorp Capital II Notes,
		8.02%, 02/15/2027	680,461
200,000		Citicorp Subordinated Notes,
		7.00%, 07/01/2007	203,800
375,000		Citifinancial Debentures,
		10.00%, 05/15/2009	422,700
675,000		Comerica Incorporated Subordinated Notes,
		7.25%, 08/01/2007	690,667
550,000		Compass Bank Subordinated Notes,
		8.10%, 08/15/2009	598,150
200,000		Corestates Capital Trust I,
		8.00%, 12/15/2026 (Acquired 01/26/2006; Cost $211,938) *	210,313
537,000		Credit Suisse First Boston USA Inc. Senior Notes,
		6.50%, 06/01/2008	548,854
200,000		Franchise Finance Corporation Notes,
		7.07%, 01/15/2008	205,947
273,000		The Goldman Sachs Group, Inc. Senior Unsubordinated Notes,
		7.80%, 01/28/2010	294,501
400,000		HSBC Finance Corporation Notes,
		6.88%, 03/01/2007	404,800
500,000		ING Security Life Institutional Funding Notes,
		2.70%, 02/15/2007 (Acquired 05/26/2005; Cost $492,335) *	487,341
200,000		J.P. Morgan & Company Incorporated Subordinated Notes,
		6.70%, 11/01/2007	203,833
575,000		Key Bank NA Subordinated Notes,
		6.50%, 10/15/2027	588,046
200,000		KeyCorp Subordinated Notes,
		7.50%, 06/15/2006	200,836
		Lehman Brothers Holdings, Inc. Notes:
203,000		8.50%, 05/01/2007	209,301
400,000		3.50%, 08/07/2008	384,350
1,200,000		MBNA Capital Series A,
		8.28%, 12/01/2026	1,266,550
500,000		MBNA Corporation Notes,
		6.25%, 01/17/2007	503,824
500,000		MBNA Europe Funding PLC,
		4.95%, 09/07/2007 (Acquired 08/30/2005; Cost $500,000) *,f	500,218
250,000		Mellon Capital I Series A,
		7.72%, 12/01/2026	262,710
180,000		Merrill Lynch & Co, Inc.,
		7.00%, 01/15/2007	182,424
200,000		Met Life Global Funding I Notes,
		4.75%, 06/20/2007 (Acquired 02/11/2005; Cost $203,862) *	$197,519
200,000		Morgan Stanley Group, Inc. Debentures,
		8.33%, 01/15/2007	204,892
290,000		NB Capital Trust IV,
		8.25%, 04/15/2027	308,128
625,000		New York Life Global Funding,
		3.88%, 01/15/2009 (Acquired 01/23/2006; Cost $608,075) *	601,916
700,000		Phoenix Companies,
		6.68%, 02/16/2008	701,837
633,000		PNC Financial Services Subordinated Notes,
		9.65%, 06/15/2009	708,397
180,000		PNC Funding Corporation,
		6.13%, 02/15/2009	183,263
		Principal Life Global:
150,000		5.13%, 06/28/2007 (Acquired 12/28/2004; Cost $154,880) *	148,869
275,000		3.63%, 04/30/2008 (Acquired 08/17/2005; Cost $268,735) *	265,685
1,050,000		Providian Capital I,
		9.53%, 02/01/2027 (Acquired 10/19/2005 and 10/20/2005;	1,125,554
		Cost $438,724 and $712,517 respectively) *
300,000		Reliastar Financial Notes,
		8.00%, 10/30/2006	304,264
155,000		Republic New York Corporation Subordinated Notes,
		9.70%, 02/01/2009	172,063
487,000		SAFECO Corporation Senior Notes,
		6.88%, 07/15/2007	491,912
300,000		Santander Financial Insurances,
		7.25%, 05/30/2006 f	300,888
200,000		Transamerica Corporation Debentures,
		9.38%, 03/01/2008	212,858
1,000,000		Unitrin, Inc. Senior Notes,
		5.75%, 07/01/2007	1,001,564
162,000		Washington Mutual, Inc. Notes,
		7.50%, 08/15/2006	163,366
313,000		Wells Fargo & Company Subordinated Notes,
		6.25%, 04/15/2008	318,774
211,000		Westdeutsche Landesbank Subordinated Notes:
		4.80%, 07/15/2015	200,007
			23,310,518
Industrial - 16.4%
306,000		Bell Telephone Co. Pennsylvania Debentures,
		7.38%, 07/15/2007	312,207
150,000		BellSouth Telecommunication Debentures,
		5.88%, 01/15/2009	151,512
1,000,000		Bunge Limited Finance Corporation,
		4.38%, 12/15/2008	970,933
700,000		Cadbury Schweppes U.S. Finance Notes,
		3.88%, 10/01/2008 (Acquired 08/30/2005; Cost $685,854) *	674,971
500,000		Clear Channel Communication Senior Notes,
		3.13%, 02/01/2007	489,790
200,000		Comcast Cable Communications, Inc. Notes,
		6.20%, 11/15/2008	203,324
386,000		Cooper Cameron Corporation Senior Notes,
		2.65%, 04/15/2007	373,266
600,000		Corning Inc. Notes,
		6.30%, 03/01/2009	611,532
479,000		Devon Energy Corporation Debentures,
		10.13%, 11/15/2009	546,575
1,000,000		Fiserv Inc.,
		3.00%, 06/27/2008	942,681
300,000		Ford Motor Credit Company Senior Notes,
		4.95%, 01/15/2008	279,564
		General Motors Acceptance Corporation Notes:
200,000		6.13%, 09/15/2006	$199,077
250,000		6.13%, 08/28/2007	242,481
		Halliburton Company Notes:
225,000		5.63%, 12/01/2008	226,716
250,000		5.50%, 10/15/2010	250,590
260,000		Harrahs Operating Company Inc.,
		7.13%, 06/01/2007	264,404
700,000		ICI North America Debentures,
		8.88%, 11/15/2006	713,192
		International Paper Company Notes:
500,000		7.00%, 08/15/2006	503,623
250,000		7.63%, 01/15/2007	252,978
500,000		6.50%, 11/15/2007	507,206
1,000,000		John Deere Capital Corporation Senior Notes,
		4.88%, 03/16/2009	987,054
600,000		Johnson Controls Inc. Notes,
		6.30%, 02/01/2008	607,399
310,000		Marathon Oil Corporation Notes:
		5.38%, 06/01/2007	310,161
463,000		6.85%, 03/01/2008	475,877
450,000		News America Holdings,
		7.38%, 10/17/2008	469,846
250,000		Sempra Energy Senior Notes,
		4.62%, 05/17/2007	247,775
402,000		Southwestern Bell Telephone Company Notes,
		6.63%, 07/15/2007	407,483
		Sprint Capital Corporation Notes:
175,000		6.00%, 01/15/2007	175,830
500,000		6.38%, 05/01/2009	511,974
300,000		Telecom Italia Capital,
		4.00%, 11/15/2008 f	289,073
773,000		Telus Corporation Notes,
		7.50%, 06/01/2007 f	790,467
255,000		Time Warner Companies, Inc.,
		8.18%, 08/15/2007	264,068
750,000		Time Warner Companies, Inc. Debentures,
		7.48%, 01/15/2008	774,156
785,767		United AirLines, Inc. Pass Thru Certificates:
		6.20%, 09/01/2008	777,909
600,000		Univision Communication, Inc.,
		3.50%, 10/15/2007	580,690
500,000		Viacom, Inc.,
		5.63%, 05/01/2007	499,704
784,000		Waste Management Inc. Notes,
		7.00%, 10/15/2006	790,829
1,000,000		Wharf International Finance Ltd,
		7.63%, 03/13/2007 f	1,019,730
			18,696,647
Utilities - 4.0%
391,000		American Electric Power Notes,
		6.13%, 05/15/2006	391,326
300,000		Baltimore Gas & Electric Company Notes,
		5.25%, 12/15/2006	299,681
275,000		Cilcorp Inc. Senior Notes,
		8.70%, 10/15/2009	299,422
189,000		FPL Group Capital, Inc. Notes,
		7.63%, 09/15/2006	190,851
220,000		Indiana Michigan Power Company Senior Notes,
		Series C, 6.13%, 12/15/2006	$220,983
211,000		Jersey Central Power & Light Company 1st Mortgage,
		6.85%, 11/27/2006	212,831
		MidAmerican Energy Holdings Company Senior Notes,
200,000		4.63%, 10/01/2007	197,513
575,000		7.63%, 10/15/2007	592,733
500,000		7.52%, 09/15/2008	523,191
245,000		PanEnergy Corporation Notes,
		7.00%, 10/15/2006	246,172
300,000		PSEG Power LLC,
		6.88%, 04/15/2006	300,104
200,000		Public Service Electric & Gas Co. Notes,
		6.25%, 01/01/2007	201,489
860,000		System Energy Resources 1st Mortgage,
		4.88%, 10/01/2007	849,877
			4,526,173
Mortgage Backed Securities - 12.1%
1,262,311		Bank of America Alternative Loan Trust:
		Series 2003-4, Class 2A1, 5.00%, 06/25/2018	1,231,967
		Citicorp Mortgage Securities, Inc.,
295,522		Series 2003-11, Class 2A8, 5.50%, 12/25/2033	290,810
868,787		Series 2004-3, Class A2, 5.25%, 05/25/2034	845,186
503,266		Series 2004-4, Class A2, 5.25%, 06/25/2034	479,678
957,379		Countrywide Alternative Loan Trust,
		Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	937,104
2,000,000		Deutsche Alternative Securities Inc. Mortgage,
		Series 2005-4, Class A2, 5.05%, 09/25/2035	1,973,740
		Federal Home Loan Mortgage Corporation (FHLMC):
152,140		Series 2548, Class HA, 4.50%, 01/15/2010	149,845
230,950		Series 2835, Class VK, 5.50%, 11/15/2012	230,379
708,833		Series 3033, Class LU, 5.50%, 03/15/2013	709,324
200,000		Series 2592, Class PD, 5.00%, 07/15/2014	198,188
261,174		Series 2789, Class VM, 5.50%, 04/15/2015	260,058
1,000,000		Series 2390, Class PW, 6.00%, 04/15/2015	1,007,994
359,489		Series 2541, Class JB, 5.00%, 02/15/2016	356,614
		Federal National Mortgage Association (FNMA):
891,169		5.50%, 07/01/2015	888,785
200,000		Series 2003-4, Class PC, 5.00%, 12/25/2014	198,431
918,878		Series 2002-74, Class TC, 5.00%, 03/25/2015	912,738
547,865		Series 2002-70, Class PL, 5.00%, 04/25/2015	546,046
1,175,000		Series 2003-24, Class LC, 5.00%, 12/25/2015	1,159,152
250,000		Series 2002-94, Class BG, 5.00%, 04/25/2016	248,060
377,164		Series 2002-77, Class QP, 5.00%, 09/25/2026	374,833
815,322		Washington Mutual, Inc Series 2004-CB4,
		Class 21A, 5.50%, 12/25/2019	802,686
			13,801,618
International (U.S. $ Dominated) - 0.8%
175,000		Export-Import Bank Korea Notes,
		4.63%, 03/16/2010 f	170,013
600,000		Korea Development Bank Notes,
		3.88%, 03/02/2009 f	574,006
200,000		PEMEX Project Funding Master Trust:
		6.13%, 08/15/2008 f	201,500
			945,519
Taxable Municipal Bonds - 1.8%
190,000		Erie, Pennsylvania General Obligation,
		5.60%, 11/15/2007	190,465
450,000		New Jersey Economic Development Authority,
		0.00%, 02/15/2007 ^ ETM	430,506
605,000		Redding California Redevelopment Agency Tax Allocation,
		6.00%, 09/01/2010	615,872
802,622		Tobacco Settlement Financing Corporation:
		Series 2001-A, Class A, 6.36%, 05/15/2025	802,670
			2,039,513
U.S. Government Agency Issues - 22.2%
1,000,000		Federal Home Loan Bank (FHLB),
		4.70%, 10/07/2010	974,702
		Federal National Mortgage Association (FNMA):
11,675,000		2.38%, 02/15/2007	11,404,409
500,000		6.00%, 05/15/2008	509,239
10,850,000		7.25%, 01/15/2010	11,625,298
750,000		Government Backed Trusts, Series T-1
		0.00%, 11/15/2006	727,741
			25,241,389
U.S. Treasury Obligations - 9.8%
		U.S. Treasury Note:
3,800,000		3.00%, 12/31/2006	3,747,898
3,850,000		3.25%, 08/15/2008	3,715,250
3,500,000		6.00%, 08/15/2009	3,626,466
			11,089,614
		TOTAL LONG-TERM INVESTMENTS (Cost $111,939,979)	110,377,157

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 32.1% (Cost $36,539,289) (Please Refer to Note 1)			36,539,289

SHORT-TERM INVESTMENTS - 1.5%
Variable Rate Demand Notes - 1.5%
1,740,259		Investment Company Cash Reserve Portfolio-AIM Fund	1,740,259
19,376		Short-Term Investment Trust Prime Portfolio -AIM Fund	19,376
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,759,635)	1,759,635
		Total Investments (Cost $150,238,903) - 130.6%	148,676,081
		Other Assets in Excess of Liabilities - (30.6)%	(34,875,021)
		TOTAL NET ASSETS - 100.0%	$113,801,060

	^	Non-Income Producing Security
	*	Unregistered Security
	f	Foreign Security
	ETM	Escrow to Maturity

Baird LargeCap Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 100.3%
Air Freight & Logistics - 2.3%
7,977	United Parcel Service, Inc. - Class B	$633,214
Beverages - 2.4%
11,800	PepsiCo, Inc.	681,922
Biotechnology - 6.2%
10,134	Amgen, Inc. *	737,248
11,870	Genentech, Inc. *	1,003,134
		1,740,382
Chemicals - 2.4%
12,280	Praxair, Inc.	677,242
Commercial Banks - 2.6%
11,482	Wells Fargo & Company	733,355
Communications Equipment - 5.1%
29,680	Cisco Systems, Inc. *	643,166
15,200	QUALCOMM Inc.	769,272
		1,412,438
Computers & Peripherals - 2.3%
21,850	Dell, Inc. *	650,256
Diversified Financial Services - 2.5%
14,676	Citigroup, Inc.	693,147
Electrical Equipment - 3.8%
12,600	Emerson Electric Company	1,053,738
Energy Equipment & Services - 2.5%
19,890	BJ Services Company	688,194
Food & Staples Retailing - 6.0%
17,070	Sysco Corporation	547,094
14,200	Walgreen Company	612,446
11,000	Wal-Mart Stores, Inc.	519,640
		1,679,180
Health Care Equipment & Supplies - 5.8%
18,340	Medtronic, Inc.	930,755
10,050	Zimmer Holdings, Inc. *	679,380
		1,610,135
Health Care Providers & Services - 2.3%
13,240	Caremark Rx, Inc. *	651,143
Hotels Restaurants & Leisure - 3.0%
22,280	Starbucks Corporation *	838,619
Household Products - 3.2%
15,470	Procter & Gamble Company	891,381
Industrial Conglomerates - 3.5%
27,920	General Electric Company	971,058
Insurance - 2.3%
14,040	AFLAC, Incorporated	633,625
Internet Software & Services - 2.8%
19,780	eBay, Inc. *	772,607
IT Services - 1.6%
10,800	Paychex, Inc.	449,928
Machinery - 5.3%
10,470	Illinois Tool Works, Inc.	1,008,366
8,200	ITT Industries, Inc.	461,004
		1,469,370
Media - 1.5%
7,370	The McGraw-Hill Companies, Inc.	$424,659
Multiline Retail - 2.4%
13,080	Target Corporation	680,291
Oil & Gas - 6.1%
12,460	Apache Corporation	816,255
14,670	Exxon Mobil Corporation	892,816
		1,709,071
Pharmaceuticals - 7.7%
9,000	Abbott Laboratories	382,230
11,010	Novartis AG - ADR f	610,395
27,780	Teva Pharmaceutical Industries Ltd. - ADR f	1,143,980
		2,136,605
Semiconductor & Semiconductor Equipment - 2.0%
15,160	Maxim Integrated Products, Inc.	563,194
Software - 4.4%
29,670	Microsoft Corporation	807,321
24,440	Symantec Corporation *	411,325
		1,218,646
Specialty Retail - 8.3%
16,755	Best Buy Co, Inc.	937,107
14,196	Home Depot, Inc.	600,491
30,630	Staples, Inc.	781,678
		2,319,276
	TOTAL COMMON STOCKS (Cost $21,884,827)	27,982,676

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 19.5% (Cost $5,433,339) (Please Refer to Note 1)		5,433,339

	Total Investments (Cost $27,318,166) - 119.8%	33,416,015
	Liabilities in Excess of Other Assets - (19.8)%	(5,532,117)
	TOTAL NET ASSETS - 100.0%	$27,883,898

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Security

Baird MidCap Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 97.5%
Air Freight & Logistics - 2.1%
39,520	C.H. Robinson Worldwide, Inc.	$1,940,037
Auto Components - 4.3%
41,938	Autoliv, Inc.	2,372,852
92,767	Gentex Corporation	1,619,712
		3,992,564
Capital Markets - 4.6%
76,995	Eaton Vance Corporation	2,108,123
46,180	Investors Financial Services Corporation	2,164,457
		4,272,580
Commercial Banks - 6.7%
54,762	East West Bancorp, Inc.	2,111,075
29,991	Wintrust Financial Corporation	1,744,576
27,680	Zions Bancorporation	2,289,966
		6,145,617
Commercial Services & Supplies - 3.4%
33,850	Brady Corporation - Class A	1,268,021
27,027	Stericycle, Inc. *	1,827,566
		3,095,587
Communications Equipment - 2.1%
120,263	Tellabs, Inc. *	1,912,182
Computers & Peripherals - 1.7%
36,300	Avid Technology, Inc. *	1,577,598
Electrical Equipment - 3.7%
26,215	Rockwell Automation, Inc.	1,885,120
32,171	Roper Industries, Inc.	1,564,476
		3,449,596
Electronic Equipment & Instruments - 1.8%
27,711	CDW Corporation	1,630,792
Energy Equipment & Services - 9.6%
65,074	BJ Services Company	2,251,560
47,928	Cooper Cameron Corporation *	2,112,666
66,551	Patterson-UTI Energy, Inc.	2,126,970
60,885	Smith International, Inc.	2,372,080
		8,863,276
Food & Staples Retailing - 3.1%
81,503	United Natural Foods, Inc. *	2,850,160
Health Care Equipment & Supplies - 10.5%
72,121	Cytyc Corporation *	2,032,370
42,098	Gen-Probe, Incorporated *	2,320,442
39,055	Kyphon Inc. *	1,452,846
50,257	ResMed, Inc. *	2,210,303
28,959	Varian Medical Systems, Inc. *	1,626,337
		9,642,298
Health Care Providers & Services - 2.0%
51,260	Patterson Companies, Inc. *	1,804,352
Hotels Restaurants & Leisure - 4.0%
42,238	The Cheesecake Factory Incorporated *	1,581,813
42,874	PF Chang's China Bistro, Inc. *	2,113,260
		3,695,073
Household Durables - 2.6%
21,479	Harman International Industries, Incorporated	$2,386,961
IT Services - 7.2%
51,413	Alliance Data Systems Corporation *	2,404,586
34,878	Cognizant Technology Solutions Corporation *	2,074,892
40,113	Global Payments, Inc.	2,126,390
		6,605,868
Life Sciences Tools & Services - 1.8%
47,568	Pharmaceutical Product Development, Inc.	1,646,329

Machinery - 4.1%
24,306	Joy Global Inc.	1,452,770
56,551	Pentair, Inc.	2,304,453
		3,757,223
Office Electronics - 2.3%
48,506	Zebra Technologies Corporation - Class A *	2,169,188
Pharmaceuticals - 4.0%
64,603	Medicis Pharmaceutical Corporation - Class A	2,106,058
89,740	MGI Pharma, Inc. *	1,570,450
		3,676,508
Semiconductor & Semiconductor Equipment - 2.5%
62,661	Microchip Technology Incorporated	2,274,594
Software - 4.0%
123,573	Activision, Inc. *	1,704,072
38,817	NAVTEQ *	1,966,081
		3,670,153
Specialty Retail - 7.5%
62,855	Dick's Sporting Goods, Inc. *	2,493,458
36,164	Tractor Supply Company *	2,399,120
47,482	Williams-Sonoma, Inc. *	2,013,237
		6,905,815
Trading Companies & Distributors - 1.9%
37,186	Fastenal Company	1,760,385
	TOTAL COMMON STOCKS (Cost $70,834,884)	89,724,736

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 36.7% (Cost $33,773,956) (Please Refer to Note 1)		33,773,956

SHORT TERM INVESTMENTS - 6.7%
Variable Rate Demand Notes - 6.7%
4,012,332	Investment Company Cash Reserve Portfolio - AIM Fund	4,012,332
2,124,861	Short-Term Investment Trust Prime Portfolio - AIM Fund	2,124,861
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,137,193)	6,137,193
	Total Investments (Cost $110,746,033) - 140.9%	129,635,885
	Liabilities in Excess of Other Assets - (40.9)%	(37,634,712)
	TOTAL NET ASSETS - 100.0%	$92,001,173

*	Non Income Producing

Baird SmallCap Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 97.6%
Airlines - 2.0%
41,260	SkyWest, Inc.	$1,207,680
Biotechnology - 2.2%
54,728	PRA International *	1,356,707
Commercial Banks - 10.5%
54,726	Boston Private Financial Holdings, Inc.	1,849,192
30,735	East West Bancorp, Inc.	1,184,834
53,895	United Community Banks, Inc.	1,517,144
31,581	Wintrust Financial Corporation	1,837,067
		6,388,237
Commercial Services & Supplies - 5.2%
48,003	Brady Corporation - Class A	1,798,192
61,462	Marlin Business Services Corporation *	1,358,310
		3,156,502
Communications Equipment - 2.0%
87,553	Tekelec *	1,210,858
Diversified Financal Services - 2.1%
51,373	Heartland Payment Systems, Inc. *	1,272,509

Electronic Equipment & Instruments - 11.5%
53,055	Argon ST, Inc. *	1,778,934
51,788	DTS, Inc. *	1,018,152
82,515	Insight Enterprises, Inc. *	1,816,155
23,574	Plexus Corporation *	885,675
25,265	ScanSource, Inc. *	1,526,259
		7,025,175
Energy Equipment & Services - 7.7%
37,465	Dawson Geophysical Company *	1,034,034
109,056	Grey Wolf, Inc. *	811,377
49,689	GulfMark Offshore, Inc. *	1,381,354
26,095	Oceaneering International, Inc. *	1,495,243
		4,722,008

Food Products - 2.2%
25,265	Central Garden & Pet Company *	1,342,582

Food & Staples Retailing - 2.4%
42,948	United Natural Foods, Inc. *	1,501,892

Health Care Equipment & Supplies - 1.7%
27,371	Kyphon Inc. *	1,018,201

Health Care Providers & Services - 12.6%
68,205	Allscripts Healthcare Solutions, Inc. *	1,248,834
28,632	Computer Programs & Systems, Inc.	1,431,600
28,204	Healthways, Inc. *	1,436,712
54,321	Providence Service Corporation *	1,766,519
50,725	United Surgical Partners International, Inc. *	1,796,172
		7,679,837
Hotels Restaurants & Leisure - 4.5%
24,423	PF Chang's China Bistro, Inc. *	1,203,810
32,415	Red Robin Gourmet Burgers Inc. *	1,529,988
		2,733,798
IT Services - 4.9%
76,617	Covansys Corporation *	$1,317,046
45,052	SRA International, Inc. - Class A *	1,699,812
		3,016,858
Machinery - 1.7%
22,104	Bucyrus International, Inc. - Class A	1,065,192
Pharmaceuticals - 3.4%
61,453	MGI Pharma, Inc. *	1,075,428
59,785	Salix Pharmaceuticals, Ltd. *	987,050
		2,062,478
Semiconductor & Semiconductor Equipment - 1.6%
34,732	Varian Semiconductor Equipment Associates, Inc. *	975,275
Software - 7.7%
37,677	Kronos Incorporated *	1,408,743
47,155	Open Solutions Inc. *	1,287,803
54,733	RSA Security Inc. *	981,910
40,425	THQ Inc. *	1,046,603
		4,725,059
Specialty Retail - 5.9%
50,517	AC Moore Arts & Crafts, Inc. *	929,513
42,397	Hibbett Sporting Goods, Inc. *	1,398,677
19,786	Tractor Supply Company *	1,312,603
		3,640,793
Trading Companies & Distributors - 5.8%
26,523	Applied Industrial Technologies, Inc.	1,182,926
35,783	Beacon Roofing Supply, Inc. *	1,454,221
12,635	Watsco, Inc.	897,717
		3,534,864
	TOTAL COMMON STOCKS (Cost $50,999,381)	59,636,505

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 24.4% (Cost $14,926,670) (Please Refer to Note 1)		14,926,670

SHORT TERM INVESTMENTS - 3.9%
Variable Rate Demand Notes - 3.9%
2,384,034	Investment Company Cash Reserve Portfolio - AIM Fund	2,384,034
	TOTAL SHORT TERM INVESTMENTS (Cost $2,384,034)	2,384,034
	Total Investments (Cost $68,310,085) - 125.9%	76,947,209
	Liabilities in Excess of Other Assets - (25.9)%	(15,845,923)
	TOTAL NET ASSETS - 100.0%	$61,101,286

*	Non Income Producing

Note 1:
The Funds receive cash as collateral in return for securities lent as part of a securities lending program. The collateral is invested in short-term securities including repurchase agreements, commercial paper, master notes and money market funds. Collateral invested as of March 31, 2006 is as follows:

	Intermediate Bond Fund	Aggregate Bond Fund	Core Plus Bond Fund	Short-Term Bond Fund	LargeCap Fund	MidCap Fund	SmallCap Fund	Total
Minutemen Capital Company Interest Bearing Commercial Paper	$3,578,389	$2,246,485	$254,776	$1,579,813	$234,916	$1,460,251	$645,370	$10,000,000

Duke Funding High Grade Discount Commercial Paper	1,782,038	1,118,750	126,878	786,747	116,988	727,205	321,394	4,980,000

Laguna ABS CDO Discount Commercial Paper	3,566,437	2,238,981	253,925	1,574,536	234,131	1,455,373	643,214	9,966,597

Lakeside Funding LLC Interest Bearing Commercial Paper	2,862,712	1,797,188	203,821	1,263,849	187,933	1,168,201	516,296	8,000,000

Federated Prime Obligations Fund	265,390	166,610	18,895	117,166	17,422	108,299	47,864	741,646

Rams Funding LLC Discount Commercial Paper	2,851,237	1,789,984	203,004	1,258,784	187,180	1,163,518	514,226	7,967,933

Thornburg Mortgage Capital Discount Commercial Paper	3,564,640	2,237,852	253,797	1,573,743	234,013	1,454,640	642,890	9,961,575

Citigroup Repurchase Agreement (1)	17,891,950	11,232,423	1,273,879	7,899,066	1,174,579	7,301,255	3,226,848	50,000,000

CS First Boston Repurchase Agreement (2)	3,578,390	2,246,485	254,776	1,579,813	234,916	1,460,251	645,369	10,000,000

Lehman Brothers Repurchase Agreement (3)	12,524,365	7,862,696	891,715	5,529,346	822,206	5,110,879	2,258,793	35,000,000

Merrill Lynch Repurchase Agreement (4)	2,147,033	1,347,891	152,865	947,888	140,950	876,151	387,222	6,000,000

Morgan Stanley Repurchase Agreement (5)	28,269,282	17,747,228	2,012,729	12,480,523	1,855,835	11,535,983	5,098,420	79,000,000

Cash Payable From Overdraft of Securities Lending Account	(117,749)	(73,922)	(8,384)	(51,985)	(7,730)	(48,050)	(21,236)	(329,056)
	$82,764,114	$51,958,651	$5,892,676	$36,539,289	$5,433,339	$33,773,956	$14,926,670	$231,288,695

(1) (Dated 03/31/06), 4.93%, Due 04/03/06 (Repurchase Proceeds $50,020,240), (Collateralized by U.S. Government Securities)

(2) (Dated 03/31/06), 4.85%, Due 04/03/06 (Repurchase Proceeds $10,003,986), (Collateralized by Agency Mortgage-Backed Securities)

(3) (Dated 03/31/06), 5.00%, Due 04/03/06 (Repurchase Proceeds $35,014,384), (Collateralized by Various Corporate Bonds)

(4) (Dated 03/31/06), 4.80%, Due 04/03/06 (Repurchase Proceeds $6,002,367), (Collateralized by Agency Mortgage-Backed Securities)

(5) (Dated 03/31/06), 4.91%, Due 04/03/06 (Repurchase Proceeds $79,031,881), (Collateralized by Agency Mortgage-Backed Securities)

The cost basis of investments for federal income tax purposes as of March 31, 2006 was as follows*:

	Intermediate	Aggregate	Intermediate Muni	Core Plus
COST OF INVESTMENTS	$339,543,004	$296,136,634	$68,065,899	$35,660,007
GROSS UNREALIZED APPRECIATION	1,398,920	1,668,921	190,227	596,775
GROSS UNREALIZED DEPRECIATION	(7,156,978)	(5,988,607)	(885,136)	(1,220,883)
NET UNREALIZED APPRECIATION (DEPRECIATION)	($5,758,058)	($4,319,686)	($694,909)	($624,108)

	Short-Term	LargeCap	MidCap	SmallCap
COST OF INVESTMENTS	$150,238,903	$27,318,166	$110,746,033	$68,310,085
GROSS UNREALIZED APPRECIATION	16,474	6,409,741	20,175,639	9,976,825
GROSS UNREALIZED DEPRECIATION	(1,579,296)	(311,892)	(1,285,787)	(1,339,701)
NET UNREALIZED APPRECIATION (DEPRECIATION)	($1,562,822)	$6,097,849	$18,889,852	$8,637,124

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q. Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baird Funds, Inc.

By _/s/ Mary Ellen Stanek _______
Mary Ellen Stanek, President

Date  May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/ Mary Ellen Stanek _______
Mary Ellen Stanek, President

Date  May 23, 2006

By _/s/ Leonard Rush _____
Leonard Rush, Treasurer

Date  May 23, 2006